SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

& OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04750

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Fenimore Asset Management Trust

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(Exact name of registrant as specified in charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

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(Address of principal executive offices) (Zip code)

Thomas O. Putnam

Fenimore Asset Management Trust

384 North Grand Street

Cobleskill, New York 12043

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Name and address of agent for service

Registrant's telephone number, including area code:  1-800-453-4392

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Date of fiscal year end:  December 31

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Date of reporting period:    December 31, 2014

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Form N-CSR is to be used by management investment companies to file reports with the

Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the

Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid

Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,

Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item  1. Reports to Stockholders.

The annual report to stockholders is filed herewith.

FAM Funds

In-depth research. Insightful investing.

ANNUAL REPORT

December 31, 2014

Value Fund

Equity-Income Fund

Small Cap Fund

Table of Contents

Chairman’s Commentary

1

Expense Data

4

FAM Value Fund

Letter to Shareholders

6

Performance Summary

11

Portfolio Data

13

Statement of Investments

14

FAM Equity-Income Fund

Letter to Shareholders

19

Performance Summary

25

Portfolio Data

27

Statement of Investments

28

FAM Small Cap Fund

Letter to Shareholders

33

Performance Summary

36

Portfolio Data

38

Statement of Investments

39

Statement of Assets and Liabilities

43

Statement of Operations

44

Statement of Changes in Net Assets

45

Notes to Financial Statements

47

Report of Independent Registered Public Accounting Firm

58

Investment Advisor Contract Renewal Disclosure

59

Information About Trustees and Officers

63

Supplemental Information

65

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers.  You may obtain a copy of this Code without charge, by calling FAM Funds at (800) 932-3271.

Chairman’s Commentary

December 31, 2014

Dear Fellow Shareholder,

In the June 2014 Chairman’s letter, I mentioned two financial market data points that were

mid-year  surprises  to many pundits.   The first was that stocks in the U.S., as measured by

the S&P 500 Index, had risen by 6.1% in the first half of 2014.  The second surprise was that,

during that same time, the yield-to-maturity on the benchmark 10-Year Treasury bond had

fallen  50  basis  points  (1%  change  =  100  basis  points)  to  2.53%.   If  one  could  use  simple extrapolation, those same pundits were nearly twice as surprised by year-end.  During the second half of 2014, the S&P 500 gained another 5.03% and the yield on the 10-Year Treasury fell another 33 basis points.  But the surprises — unsurprisingly — did not end there.

Like  2013,  all  major  U.S.  stock  indices  were  up  in  2014.   The  S&P  500,  which  measures  the performance of the 500 largest companies by market capitalization, gained 13.69%.  Unlike 2013,  small-cap  stocks  underperformed  large-cap  stocks.   The  Russell  2000  Index,  which measures the performance of small- to mid-cap companies, rose 4.89%.  Also, in contrast to 2013, the gain in the S&P 500 was driven largely by earnings growth in 2014.  The remainder of the gain was a small expansion in the price-to-earnings (P/E) multiple from 17.2 to 17.6 times trailing earnings.

Earnings  growth  was  also  a  common  theme  among  our  portfolio  companies.   The  Fund Manager  letters  provide  detail  regarding  the  holdings,  activity,  and  performance  of  each Fund.  Overall, we were very impressed with the tenacity, creativity, and discipline employed by  our  management  teams  as  they  grew  the  earnings  power  of  their  businesses.   Nearly every company executed on a plan to grow revenue, improve margins, and/or optimize their capital structure.   In most cases, these value-creation efforts were recognized in the price of the stock.  Where they were not, we feel confident about future returns when stock prices and business values ultimately converge.   We were very pleased with the performance of the Funds.

Interest rates humbled most economists and strategists — and pretty much anybody who hazarded a guess on where they would end the year.  Conventional wisdom was that inter-

est rates are artificially low due to a very accommodative monetary policy and that tapering off of financial security purchases by the Federal Reserve (dubbed quantitative easing 3, or

QE3) throughout the year, along with continued growth in the United States economy, would lead to rising interest rates.  The Fed did end QE3 in October and the economy did grow, but long-term  rates  fell  rather  dramatically.   A  full  analysis  is  beyond  the  scope  of  this  letter, but generally it was a combination of the creditworthiness of the U.S., lower interest rates in developed countries, and increased deflation (or decreased inflation) expectations among

Chairman’s Commentary

investors.  Regardless of the reasons, we will continue to be conservative in our assumptions of future financing costs for our portfolio holdings that use leverage (or have pension obli-

gations) and for rates of return on those with interest-bearing assets.

A sharp drop in the price of oil made trips to the gas station surprisingly more pleasant for most  in  2014.  From  its  mid-year  peak,  oil  fell  more  than  45%  during  the  year.   We  have received  a  lot  of  great  questions  relating  to  our  outlook  on  oil  and  the  investing  ramifications of lower prices.   We have no conviction on where oil is headed in the near- to mid-term. While the growth in demand for oil has slowed, this bear market in oil is primarily an issue of oversupply  and  the major source of that excess supply is the United States.   There is an old  adage:   the  cure  for  low  prices  is  low  prices  —  because  low  prices  make  higher  cost operations economically unfeasible and less oil will be produced over time.  This will eventually correct the supply imbalance.  Already we are seeing this at work as the capital budgets of companies exploring for and producing oil in America are being slashed dramatically. If  demand  stays  steady  or  increases  during  this  time,  prices  will  rise.   These  dynamics, however, can take a long time — especially given the nuances of oil production.

Low oil prices are not unequivocally good.  Sure, most U.S. consumers have more disposable income  than  when  gas  was  $4  a  gallon  and  many  are  using  this  “gas  tax  refund”  to  buy clothes or go out to eat.  But, jobs will be lost if lower oil prices continue to weigh on production.  It is not just folks working on the drilling rigs either, a substantial amount of economic activity emanated from the American energy renaissance.  From pipe welders in Cleveland and loan officers in Pittsburgh to barbers in Midland and waitresses in Williston, many will likely feel a pinch from lower oil prices.   These are just the primary and secondary effects. The costs of tertiary effects such as increased global instability or increased use of hydrocarbons are even harder to know.  In the midst of this uncertainty, we are and will continue to look for ways to both reduce ensuing risks and take advantage of new opportunities.

This  year  gave  rise  to  creative  ways  to  portray  the  absolute  and  relative  strength  of  the American  economy  such  as  “cleanest  shirt  in  the  dirty  laundry”  or  “nicest  house  in  a  bad neighborhood.”   We  are  in  the  fifth  year  of  our  economic  recovery  and  while  it  has  been slower and more sporadic than many had hoped, we are faring better than most developed and developing economies.   Our relative economic strength and the diminished(ing) state of  our  trading  partners  helps  explain  much  of  what  is  described  above  including  equity market returns, interest rates, and oil prices.  Of course, we do not know if these dynamics will persist or what will ultimately drive financial market returns in 2015. However, we are optimistic about the long-term prospects of the high-quality, well-capitalized, and well-run businesses  that  we  invest  in  and/or  closely  follow.    We  would  not  be  surprised  if  equity markets are more volatile in 2015 than they have been in recent years.  We see volatility as an  opportunity  —  not  as  a  risk  —  and  will  be  happy  to  invest  in  great  businesses  at  discounted prices during market declines.

Chairman’s Commentary

Thank you very much for your ongoing trust in us.

Thomas O. Putnam, Chairman

Research Team

Andrew F. Boord

John D. Fox, CFA

Kevin D. Gioia,CFA

Paul C. Hogan, CFA

Marc D. Roberts, CFA

Drew P. Wilson, CFA

FAM Funds — Expense Data

December 31, 2014 (Unaudited)

As  a  shareholder  of  the  Funds,  you  incur  ongoing  costs,  including  management  fees,  and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare  these  costs  with  the  ongoing  costs  of investing in other mutual funds.

The  Example  is  based  on  an  investment  of  $1,000  at  the  beginning  of  the  period  and  held for the entire period (7/1/2014 to 12/31/2014).

Actual Expenses

Line  (A)  of  the  following  tables  provides  information  about  actual  account  values  and  actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value  by  $1,000  (for  example,  an  $8,600  account  value  divided  by  $1,000  =  8.6),  then  multiply  the  result  by  the  number  in  the  line  for  your  share  class  under  the  heading  entitled “Expenses  Paid  During  Period”  to  estimate  the  expenses  you  paid  on  your  account  during this period.

Hypothetical Example for Comparison Purposes

Line (B) of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical  account  values  and  expenses  may  not  be  used  to  estimate  the  actual  ending  account balance or expenses you paid for the period. You may use this information to compare the ongoing  costs  of  investing  in  the  Fund  and  other  funds.  To  do  so,  compare  this  5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, line (B) of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

FAM Funds — Expense Data continued

Six months ended December 31, 2014 (Unaudited)

FAM Value Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

7/1/2014

12/31/14

During Period

A.  Ongoing Costs Based on Actual Fund

$1,000.00

$1,067.00

$6.25*

Return

B.   Ongoing Costs Based on Hypothetical

$1,000.00

$1,018.95

$6.11*

5% Yearly Return

*Expenses are equal to the Fund’s annualized expense ratio of (1.20%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FAM Equity-Income Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

7/1/2014

12/31/14

During Period

A. Ongoing Costs Based on Actual Fund

$1,000.00

$1,022.20

$6.47*

Return

B.  Ongoing Costs Based on Hypothetical

$1,000.00

$1,018.60

$6.46*

5% Yearly Return

*Expenses are equal to the Fund’s annualized expense ratio of (1.27%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FAM Small Cap Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

7/1/2014

12/31/2014

During Period

A.  Ongoing Costs Based on Actual Fund

$1,000.00

$1,048.70

$7.28*

Return

B. Ongoing Costs Based on Hypothetical

$1,000.00

$1,017.89

$7.17*

5% Yearly Return

* Expenses are equal to the Fund’s annualized expense ratio of (1.41%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FAM Value Fund

December 31, 2014

Dear Fellow Value Fund Shareholder:

The U.S. stock market continued to defy skeptics rising for the sixth year in a row as measured  by  the  S&P  500  Index.  2014  was  also  the  year  when  many  believe  the  U.S.  economy “turned  the  corner”  with  strong  employment  gains  and  consumer  confidence  hitting  a five-year high. This good news in America is in contrast to the rest of the world where there is continued strife and uncertainty in China, Russia, and the Middle East. The two surprises during  the  year  were  the  decline  in  interest  rates  and  the  sharp  drop  in  oil  prices  in  the second half of the year.

Performance Detail

At  December  31,  2014  the  net  asset  value  of  the  FAM  Value  Fund  was  $66.58,  which  represents  an  increase  of  13.41%  from  the  beginning  of  the  year.  For  comparison,  the  S&P  500 Index  increased  13.69%,  the  Russell  Midcap  Index  increased  13.22%,  and  the  Russell  2000 Index increased 4.89%.

Best Performers

The best performer, on a dollar-weighted basis, was CarMax with a gain of almost $12 mil-

lion. CarMax is the nation’s largest used car superstore. Founded in Richmond, VA in 1983,

CarMax believed there was a real opportunity to improve the car buying process. Manage-

ment  designed  a  car  retailing  model  based  on  integrity  and  trust.  The  CarMax  business model includes fixed prices for their cars, transparent financing options, and a cash offer for  your  car  with  no  obligation.  We  first  purchased  CarMax  stock  in  the  Fund  during  May 2004  at  around  $12.50  per  share  when  the  company  had  52  stores  and  a  plan  to  expand nationally. As of the most recent quarter, the enterprise has 146 stores with plans to open at least 30 new stores over the next three years.

The  second-best  performer  was  Ross  Stores  with  a  gain  of  more  than  $11  million.  Ross  is one of the best stocks we have owned in the 28-year history of the Fund. Shoppers continue  to  be  attracted  to  Ross’  offering  of  brand-name  clothes  at  discount  prices.  The  current fiscal  year  (ending  January  2015)  will  be  the  tenth  year  in  a  row  of  positive  earnings  per share growth. In addition to providing growth, the business maintains its strong financial strength.  Ross  Stores  ended  the  last  quarter  with  more  than  $600  million  of  cash  in  the bank.  Management  continues  to  allocate  profits  wisely  with  the  shareholders  receiving substantial dividends and share buybacks over the last five years.

FAM Value Fund

The  third-best  performer  was  MEDNAX  with  a  gain  of  almost  $10  million.  MEDNAX  is  a health care service business that runs neonatalintensive care units at hospitals and pro vides  anesthesia  services.  The  company  has  grown  its  earnings  per  share  for  many  years through a combination of internal growth and acquisitions. The fiscal year ending December 31, 2014 will be the twelfth year of earnings per share growth.

Worst Performers

The worst performer for the year, on a dollar-weighted basis, was Donaldson Corporation generating a loss of more than -$3 million. Donaldson is an industrial company that manu-

factures air filters for trucks, heavy equipment, natural gas turbines, and other industrial equipment.  Donaldson  reported  slightly  disappointing  earnings  for  the  quarter  ending October  31,  2014  and  has  a  relatively  flat  outlook  for  the  current  fiscal  year.  It  is  a  business with  high  returns on capital and an admirable track record of long-term growth. We believe  Donaldson  has  been  impacted  by  temporary  factors  like  the  slowdown  in  mining-related activities.

The  second-worst  performer  for  the  year  was  Home  Bancshares  which  generated  a  loss of  approximately  -$2.5  million.  During  the  first  quarter,  we  sold  all  of  the  Fund’s  shares. While the stock was down about -8% during the quarter, Home Bancshares was a very successful investment for the Fund. We first purchased Home shares in early 2011 at around $10  (adjusted  for  stock  splits).  At  that  time  investors  were  still  licking  their  wounds  from the financial crisis and were suspicious of banks. We felt that Home Bancshares was a well-run  bank  with  considerable  financial  strength  that  could  take  advantage  of  weaker  competitors.  This  is  exactly  what  happened  as  the  bank  announced  a  number  of  acquisitions growing  their  assets  from  $3.8  billion  at  the  time  of  our  purchase  to  more  than  $8  billion by December 31, 2014. This success was recognized in the valuation of the stock and we sold our shares above $32 a share in the first quarter.

The third-worst performer was Southwestern Energy with a loss of -$2 million. Southwestern  is  a  low-cost  energy  producer  with  a  focus  on  natural  gas.  We  first  purchased  shares in Southwestern during the summer of 2012 when natural gas prices were at their lowest in  10  years.  While  that  timing  might  seem  strange,  the  best  time  to  invest  in  a  commodity-producing  business  is  when  the  commodity  price  is  low  —  not  high.  Low  prices  tend to  reduce  supply  which  inevitably  leads  to  higher  commodity  prices  over  time.  The  key  is to  invest  in  strong,  well-managed  producers  that  can  make  a  profit  in  the  low  commodity price environment and survive until prices recover. We believed that Southwestern fit this  profile  as  they  are  a  low-cost  producer  with  a  modest  amount  of  debt.  As  the  price  of natural  gas  doubled  in  the  next  two  years,  Southwestern’s  stock  did  quite  well  and  it  hit  a high of $48.93 this year. We sold one-quarter of the Fund’s position above $40 a share, but in hindsight we should have sold all of it. Since our sale, the commodity price has declined and the company announced a large acquisition which will increase its debt.

FAM Value Fund

Portfolio Activity

Purchases

We invested in three new companies during the year: CDW Corporation, Starwood Hotels,

and T. Rowe Price Group.

CDW  is  a  distributor  of  technology  equipment  and  services  to  customers  in  both  business and government segments. This is the second time we have owned shares in CDW. We originally purchased the stock in 2005. Two years later the business was taken over by a private equity firm, Madison Dearborn. After six years of private ownership, CDW was taken public late last year which gave us the opportunity to repurchase the stock. As is typical under private ownership, the company was loaded with a large amount of debt. When CDW went public,  management  indicated  that  they  were  committed  to  using  their  significant  free cash flow to reduce debt. Tracking the progress to date, management is doing exactly what they said and debt is declining at a fast pace. Each dollar of debt that is repaid creates one dollar of new value for its stockholders. We believe that CDW should grow its core business at a modest pace through the smart use of free cash flow.

Starwood  Hotels  is  an  owner  and  operator  of  hotels  around  the  world.  Starwood  operates well-known  brands  like  Sheraton,  Westin,  St.  Regis,  and  W  hotels.  It  is  a  global  enterprise with  hotels  in  100  countries.  The  company  is  in  the  process  of  executing  a  time-tested strategy in the hotel business called asset-lite. During this process, Starwood is selling hotels to other investors and retaining the right to manage the hotel for a fee. This model has been very successful for other large hotel companies and could create more than $3 billion of free cash flow to deploy for the benefit of its shareholders over the next few years.

T. Rowe Price Group is an investment management firm that offers mutual funds and man-

aged  accounts  to  a  wide  range  of  customers.  It  has  been  very  successful  in  the  retirement market  with  its  target-date  funds.  T.  Rowe  maintains  a  fortress  balance  sheet  with  more than $3 billion in cash and investments and no debt. The company is well-run with strong long-term earnings growth and more than 20 years of dividend increases. At our purchase price, the stock is trading in the lower end of its valuation range over the last decade.

Sales

In addition to the sale of Home Bancshares mentioned above, there were three other com-

plete sales: TCF Financial, Zebra Technologies, and VCA Antech.

TCF Financial was a long-term holding that we sold in 2014. TCF was impacted by a host of difficulties  over  the  years  and  severely  affected  by  the  financial  crisis.  We  owned  a  number of financial stocks through the crisis and many of these stocks have gone on to all-time highs. TCF was different as the business struggled with credit losses long after most banks were  reporting  improved  results.  Additionally,  TCF  relied  on  consumer  banking  fees  that were reduced in post-crisis regulations. We most certainly should have sold the stock

FAM Value Fund

earlier, but it often looked undervalued. We did add to the position at very low prices in 2012 and made a good return on those purchases, but our overall results were poor.

The  Fund’s  other  significant  sale  was  Zebra  Technologies.  Zebra  performed  well  for  the Fund  in  2014  due  to  an  acceleration  of  sales  in  its  core  business  and  the  announcement of  a  large  acquisition.  On  April  15,  Zebra  announced  that  it  was  acquiring  the  Enterprise Business owned by Motorola Solutions for $3.45 billion. While the stock dropped more than -10% on the announcement of the acquisition, it quickly rebounded and hit new highs during  the  second  quarter.  We  took  the  opportunity  to  sell  all  of  our  shares  in  Zebra  during this period. To complete the acquisition Zebra will be borrowing $3 billion which we believe is  an  excessive  amount  of  debt  given  the  cash  flow  of  the  combined  company.  While  the new  united  corporation  may  be  successful,  we  maintained  our  discipline  of  investing  in companies with strong balance sheets and sold the stock.

Our ownership of VCA Antech is a good story. We held a small position in the Fund in 2012 and added to it in 2013 when we believed the stock was undervalued and the business was getting  better.  We  were  right  on  both  counts  and  then  sold  the  stock  in  2014  after  a  good one-year return.

Our Investment Approach

As  of  December  31,  2014  the  Fund’s  net  asset  value  had  grown  at  an  annual  rate  of  10.7% over  the  last  28  years.  Translating  this  return  into  dollars  shows  that  a  $10,000  investment in the Fund at its inception had grown to more than $173,000 with the reinvestment of  dividends  and  capital  gains  over  the  years.  We  think  it’s  instructive  to  examine  how this  growth  in  net  asset  value  has  occurred.  It’s  important  to  point  out  that  our  ability  to predict economic variables, time the peaks and valleys of the stock market, or trade faster than the other guy has not contributed to the growth in net asset value. What has contributed  substantially  is  our  ability  to  identify  businesses  that  can  grow  their  value  in  future years and then purchase shares in them at reasonable prices.

For  example,  let’s  look  at  MEDNAX  —  one  of  the  Fund’s  top  performers  for  2014.  We  first invested  in  MEDNAX  during  October  of  2004  at  a  split-adjusted  price  of  $13.50  a  share. For  the  calendar  year  of  2004,  the  company  reported  sales  of  $620  million  and  about  $1 in earnings per share. For the current fiscal year ending December 31, 2014, we expect the business  to  report  sales  in  excess  of  $2  billion  and  earnings  per  share  of  more  than  $3.00. If  our  expectation  for  earnings  proves  correct,  management  will  have  grown  earnings  by 11.6%  per  year  for  the  last  decade.   As  a  result  of  this  growth,  the  stock  price  increased from the $13.50 cost in 2004 to $66.11 at December 31, 2014. The important point is that the growth  in  sales  and  profits  of  MEDNAX  drove  increases  in  its  stock  prices  over  time.  This is  just  one  example  of  many  that  supports  our  time-tested  premise  that  it  is  important  to invest in a group of companies that can grow their value over time.

FAM Value Fund

Our investment approach is for the Fund to hold a relatively small number of stocks in en-

terprises  that  meet  our  four  core  criteria:  quality  business,  strong  financial  position,  able management, and a purchase price that is reasonable relative to the value of the company. We then tend to hold these stocks for at least five years in order to realize the growth in the underlying  business’  value.  A  long-term  holding  period  has  several  advantages.  The  first is that most of the Fund’s capital gains are long-term in nature and therefore taxed at the lower  long-term  capital  gains  rate.  In  addition,  a  long  holding  period  means  fewer  trades resulting in lower trading and transactions costs to the Fund.

At FAM Funds, we will continue to be steadfast in our investment approach that has served our  shareholders  well  during  our  long  history  of  money  management  through  multiple economic  and  financial  market  cycles.  We  believe  that  investing  in  financially  durable, well-run businesses at the right price is the key to building real wealth over the long term.

Outlook

While the calendar is changing to a new year, we see no changes to the trends of the recent past.  These  trends  are  continued  improvement  in  the  U.S.  economy  and  growth  in  profits  of  American  business.  We  also  see  two  major  2014  stories  continuing  —  mergers  and acquisitions  and  shareholder  activist  investing.  Both  of  these  developments  are  typically positive for stock prices.

Of course, we are not the only ones to recognize these positive trends and the good performance  of  companies  is  currently  reflected  in  the  prices  you  have  to  pay  to  purchase  their stocks. We see most stocks at fair value, certainly not cheap, and it is much harder to find a  bargain  compared  to  a  few  years  ago.  The  result  is  we  expect  future  returns  to  be  lower than the positive equity returns of the last three years. However, we continue to look for investment opportunities in good businesses that are well-managed and financially strong.

Thank you for your partnership with us in FAM Value Fund.

John D. Fox, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This mate-

rial does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.

Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed,

may be worth more or less than their original cost.

FAM Value Fund - Performance Summary (Unaudited)

Annual Total Investment Returns:

JANUARY 2, 1987 TO DECEMBER 31, 2014

FAM VALUE FUND      RUSSELL MIDCAP INDEX

S&P 500 INDEX

FISCAL YEAR

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

1987

-17.40%

0.23%

5.25%

1988

35.50%

19.80%

16.61%

1989

20.32%

26.27%

31.69%

1990

-5.36%

-11.50%

-3.11%

1991

47.63%

41.51%

30.47%

1992

25.08%

16.34%

7.60%

1993

0.21%

14.30%

10.06%

1994

6.82%

-2.09%

1.31%

1995

19.71%

34.45%

37.53%

1996

11.23%

19.00%

22.95%

1997

39.06%

29.01%

33.35%

1998

6.19%

10.09%

28.58%

1999

-4.84%

18.23%

21.04%

2000

19.21%

8.25%

-9.10%

2001

15.07%

-5.62%

-11.88%

2002

-5.33%

-16.19%

-22.09%

2003

24.98%

40.06%

28.67%

2004

16.86%

20.22%

10.88%

2005

5.56%

12.65%

4.91%

2006

8.73%

15.26%

15.79%

2007

-0.79%

5.60%

5.49%

2008

-28.68%

-41.46%

-37.00%

2009

22.18%

40.48%

26.46%

2010

17.02%

25.48%

14.76%

2011

-0.41%

-1.55%

2.11%

2012

11.39%

17.28%

16.00%

2013

32.96%

34.76%

32.44%

2014

13.41%

13.22%

13.69%

FAM Value Fund - Performance Summary (Unaudited)

The  chart  below  depicts  the  change  in  value  of  a  $10,000  investment  in  the  FAM  Value  Fund  since inception  on  January  2,  1987,  as  compared  with  the  growth  of  the  Russell  Midcap  Index,  the  Fund’s primary  benchmark  index,  and  the  Standard  &  Poor’s  500  Index,  an  additional  comparative  index,

during  the  same  period.   The  Fund  recently  changed  its  primary  benchmark  index  to  the  Russell

Midcap Index because it was determined that this index is more reflective of the Fund’s investment

style.   The information assumes reinvestment of dividends and capital gain distributions.   The Rus-

sell  Midcap  Index  is  an  unmanaged  index  generally  representative  of  the  market  for  the  stocks  of mid-size  U.S.  companies.  The  Standard  &  Poor’s  500  Index  is  an  unmanaged  index  generally  repre-

sentative of the market for the stocks of large size U.S. companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN FAM VALUE FUND,

THE RUSSELL MIDCAP INDEX, AND THE S&P 500 INDEX

		Value of		Value of		Value of
	S&P	10,000	FAM VX	10,000	Russell	10,000
	Return	Invested	Return	Invested	Midcap	Invested
1987	5.25%	10,525	-17.40%	8,260	0.23%	10023
1988	16.61%	12,273	35.50%	11,192	19.80%	12008
1989	31.69%	16,163	20.32%	13,467	26.27%	15162
1990	-3.11%	15,660	-5.36%	12,745	-11.50%	13418
1991	30.47%	20,432	47.63%	18,815	41.51%	18988
1992	7.60%	21,984	25.08%	23,534	16.34%	22091
1993	10.06%	24,196	0.21%	23,583	14.30%	25250
1994	1.31%	24,513	6.82%	25,192	-2.09%	24722
1995	37.53%	33,713	19.71%	30,157	34.45%	33239
1996	22.95%	41,450	11.23%	33,544	19%	39554
1997	33.35%	55,273	39.06%	46,646	29.01%	51029
1998	28.58%	71,070	6.19%	49,533	10.09%	56178
1999	21.04%	86,023	-4.84%	47,136	18.23%	66419
2000	-9.10%	78,195	19.21%	56,191	8.25%	71899
2001	-11.88%	68,906	15.07%	64,658	-5.62%	67858
2002	-22.09%	53,684	-5.33%	61,212	-16.19%	56872
2003	28.67%	69,076	24.98%	76,503	40.06%	79655
2004	10.88%	76,591	16.86%	89,401	20.22%	95761
2005	4.91%	80,352	5.56%	94,372	12.65%	107875
2006	15.79%	93,039	8.73%	102,611	15.26%	124336
2007	5.49%	98,147	-0.79%	101,800	5.60%	131299
2008	-37.03%	61,803	-28.68%	72,604	-41.46%	76863
2009	26.46%	78,156	22.18%	88,707	40.48%	107977
2010	14.76%	89,692	17.02%	103,805	25.48%	135489
2011	2.14%	91,612	-0.41%	103,380	-1.55%	133389
2012	16.00%	106,269	11.39%	115,155	17.28%	156439
2013	32.44%	140,743	32.96%	153,110	34.76%	210817
2014	13.69%	160,011	13.41%	173,642	13.22%	238687

This information represents past performance of the FAM Value Fund and is not indicative of future

results.   The  investment  return  and  the  principal  value  of  an  investment  will  fluctuate  so  that  an investor’s shares, when redeemed, may be worth more or less than the original cost.

Average Annual Total Returns as of December 31, 2014

Life of Fund

1-Year

3-Year

5-Year

10-Year

(1/2/87)

FAM Value Fund

13.41%

18.87%

14.38%

6.86%

10.74%

Russell Midcap Index

13.22%

21.40%

17.19%

9.56%

12.00%

S&P 500 Index

13.69%

20.41%

15.45%

7.67%

10.43%

The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of

Fund shares.

FAM Value Fund — Portfolio Data (Unaudited)

December 31, 2014

TOP TEN EQUITY HOLDINGS

COMPOSITION OF TOTAL INVESTMENTS

(% of Total Investments)

Property & Casualty Insurance

13.2%

Ross Stores, Inc.

5.4%

Machinery & Equipment

8.5%

Mednax, Inc.

5.2%

Retail Stores

8.1%

Brown & Brown, Inc.

4.7%

Health Care Services

5.2%

IDEX Corporation

4.5%

Real Estate Development

5.0%

Markel Corporation

4.4%

Banking

4.7%

Carmax, Inc.

4.0%

Insurance Agency

4.7%

White Mountains Insurance

3.9%

Investment Management

4.3%

Group, Ltd.

Money Market Fund

4.1%

Brookfield Asset Management,

3.7%

Inc. - Class A

Automotive

4.0%

Berkshire Hathaway, Inc. - Class A

3.7%

Health Care Equipment/Devices

3.9%

Illinois Tool Works

3.2%

Transportation

3.9%

Oil & Gas Exploration

3.4%

Diversified Manufacturing

3.2%

Computer Software & Services

3.0%

Life Insurance

3.0%

Auto Parts & Equipment

2.6%

Advertising Agencies

2.5%

Restaurants

2.4%

Health Care Distribution

2.2%

Other

8.1%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the op-

eration of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and (iv) the Fund makes the information on Form N-Q available to shareholders, upon request, by calling FAM Funds at 1-800-932-3271.

FAM Value Fund — Statement of Investments

December 31, 2014

SHARES

VALUE

COMMON STOCKS (95.9%)

Advertising Agencies (2.5%)

The Interpublic Group of Companies, Inc.

  •   provides advertising and marketing services

1,182,700

$  24,564,679

Automotive (4.0%)

CarMax, Inc.*

  •  specialty retailer of used cars and light-trucks in the USA

600,000

39,948,000

Auto Parts & Equipment (2.6%)

Autozone, Inc.*

  •  retail and distribution of automotive replacement parts and accessories

41,700

25,816,887

Banking (4.7%)

Bank of the Ozarks, Inc.

  •   retail and commercial banking services in the Southeast

506,000

19,187,520

M&T Bank Corporation

  •   commercial and retail banking services to individuals, businesses, cor-

porations and institutions in the Northeast and Mid-Atlantic

95,000

11,933,900

South State Corporation

  •   banking services to individual and corporate customers in the Carolinas

234,110

15,704,099

46,825,519

Commercial Services (1.2%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals,

347,000

12,443,420

subsidiary classroom manufacturing

Computer Software & Services (3.0%)

CDW Corporation

  •   provides information technology (IT) solutions

858,000

30,175,860

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2014

SHARES

VALUE

Diversified Manufacturing (3.2%)

Illinois Tool Works

  •   manufactures engineered products such as plastic and metal

339,950

$ 32,193,265

components and fasteners

Electronic Equipment (1.8%)

FLIR Systems, Inc.

  •   designs, manufactures, and markets thermal imaging systems worldwide

564,728

18,246,362

Health Care Distribution (2.2%)

Patterson Companies, Inc.

  •   operates as a distributor serving dental, companion-pet, veterinarian,

445,000

21,404,500

and rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (3.9%)

StrykerCorp.

  •   operates a medical technology company offering Orthopedic Implants

266,000

25,091,780

and MedSurg Equipment

Waters Corporation*

  •   designs, manufactures, sells and services analytical instruments used

125,000

14,090,000

in a wide range of scientific research

39,181,780

Health Care Services (5.2%)

Mednax, Inc.*

  •   health care services company focused on physician services for

776,400

51,327,804

newborn, maternal-fetal and other pediatric subspecialty care

Home Furnishings (1.6%)

Mohawk Industries*

  •   produces floor covering products for residential and commercial applications

103,100

16,017,616

Hotels (1.0%)

Starwood Hotels & Resorts Worldwide Inc.

  •   operates as a hotel and leisure company

121,000

9,809,470

Insurance Agency (4.7%)

Brown & Brown, Inc.

  •   one of the largest independent general insurance agencies in the U.S.

1,409,696

46,393,095

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2014

SHARES

VALUE

Investment Management (4.3%)

Franklin Resources, Inc.

  •   provides investment management and fund administration

480,000

$ 26,577,600

services as well as retail-banking and consumer lending services

T. Rowe Price Group, Inc.

  •   publicly owned asset managment holding company providing its

190,000

16,313,400

services to individual and institutional investors, retirement plans, and financial intermediaries

42,891,000

Life Insurance (3.0%)

Protective Life Corporation

  •   individual and group life/health insurance and investment contracts

432,100

30,095,765

Machinery & Equipment (8.5%)

Donaldson Company, Inc.

  •   designs, manufactures and sells filtration systems and replacement parts

642,400

24,815,912

Graco, Inc.

  •   supplies systems and equipment for the management of fluids in

180,550

14,476,499

industrial, commercial and vehicle lubrication applications

IDEX Corporation

  •   manufactures proprietary, highly engineered industrial products and pumps

576,750

44,894,220

84,186,631

Oil & Gas Exploration (3.4%)

EOG Resources, Inc.

  •   engages in the exploration, development, production and marketing of

297,000

27,344,790

natural gas and crude oil

Evolution Petroleum

  •   engages in the acquisition, exploitation, and development of properties

285,646

2,122,350

for the production of crude oil and natural gas

Southwestern Energy Co.*

  •   energy company that engages in the exploration, development, and

178,000

4,857,620

production of natural gas and crude oil

34,324,760

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2014

SHARES

VALUE

Property & Casualty Insurance (13.2%)

Berkshire Hathaway, Inc. - Class A*

  •   holding company for various insurance and industrial companies

163

$36,838,000

Loews Corporation

  •   operates primarily as a commercial property and casualty insurance company

269,700

11,332,794

Markel Corporation*

  •   sells specialty insurance products

64,850

44,282,174

White Mountain Insurance Group, Ltd.

  •   personal property and casualty insurance, and reinsurance

61,693

38,873,376

131,326,344

Publishing (1.3%)

John Wiley & Sons, Inc. - Class A

  •   publisher of print and electronic products, specializing in scientific,

technical, professional and medical books and journals

217,000

12,855,080

Real Estate Development (5.0%)

Brookfield Asset Management, Inc. - Class A

  •   asset management holding company that invests in property,

735,000

36,845,550

power and infrastructure

Forest City Enterprises Inc. - Class A*

  •   acquires, owns, develops, and manages commercial and residential real

600,000

12,780,000

estate and land in the United States

49,625,550

Restaurants (2.4%)

YUM! Brands, Inc.

  •   quick service restaurants including KFC, Pizza Hut and Taco Bell

330,600

24,084,210

Retail Stores (8.1%)

Bed Bath & Beyond, Inc.*

  •   national chain of retail stores selling domestic merchandise such as bed

345,600

26,324,352

linens, bath items, kitchen textiles and home furnishings

Ross Stores, Inc.

  •   chain of off-price retail apparel and home accessories stores

572,844

53,996,275

80,320,627

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2014

SHARES

VALUE

Semiconductors (1.2%)

Microchip Technology, Inc.

  •   develops, manufactures and sells semiconductor products for various

260,000

$  11,728,600

embedded control applications

Transportation (3.9%)

Forward Air Corporation

  •   provides surface transportation and related logistics services to the

389,233

19,605,666

deferred air freight market in North America

Knight Transportation

  •   transportation of general commodities in the U.S.

576,900

19,418,454

39,024,120

Total Common Stocks (Cost $352,214,560)

$954,810,944

TEMPORARY INVESTMENTS (4.1%)

Money Market Fund (4.1%)

Invesco Short Term Treasury Fund (Institutional Class)

($0.01%)**

40,644,674

40,644,674

Total Temporary Investments (Cost $40,644,674)

$   40,644,674

Total Investments (Cost $392,859,234)

$995,455,618

* Non-income producing securities

** The rate shown represents the effective yield at 12/31/14

See Notes to Financial Statements

FAM Equity-Income Fund

December 31, 2014

Dear Fellow FAM Equity-Income Fund Shareholder,

  •

The Fund’s holdings, on average, increased their dividends by a 12.25%

compounded annualized growth rate over the past five years (as of 12/31/14).

  •

80% of the Fund’s holdings raised their dividend over the last 12 months.

  •

We own shares of high-quality businesses that are leaders in their industries and financially strong.

The FAM Equity-Income Fund focuses on investing in companies that pay a growing dividend over time and each holding pays a dividend.  We invest in businesses that are primarily in the mid-cap spectrum as they tend to grow faster than larger capitalization corporations and have more well-established business models and management depth than smaller capitalization firms.  Our Investment Research Team strives to generate investment returns with lower volatility and less risk than the overall market by invest-

ing in financially solid enterprises with strong balance sheets that have little or no debt.

In other words, we like to purchase shares in companies that allow us and our investors to sleep well at night.

At FAM Funds, we do not rely on Wall Street research.  Fenimore Asset Management’s

(the investment advisor to FAM Funds) experienced research analysts spend substantial time studying and getting to know each holding in the portfolio while meeting with the management teams of the vast majority of our investments, at least annually.  This gives us valuable insights into how leadership operates in good times and bad.  We only want to invest in enterprises whose managers demonstrate ethical behavior and are forthright with shareholders.

Performance Detail

Stock returns in 2014 were dominated by larger corporations as evidenced by the S&P 500

Index returning 13.69%.  The FAM Equity-Income Fund returned 7.85% for the year and trailed the Russell Midcap Index.

As of 12/31/2014

1 Year

3 Year

5 Year

10 Year

15 Year

FAM Equity-Income Fund (FAMEX)

7.85%

15.83%

14.28%

6.20%

8.64%

Russell Midcap Index

13.22%

21.40%

17.19%

9.56%

8.90%

S&P 500 Index

13.69%

20.41%

15.45%

7.67%

4.24%

FAM Equity-Income Fund

Standard & Poor’s research shows that cash dividends have made up about one-third of total investment returns dating back to 1926. Dividends are also predictable and can provide stability during turbulent markets. Since March 2009, we have had a bull market and it is during these times that dividend-paying stocks can be overlooked.  This is the third consecutive year that dividend strategies underperformed the broader market as evidenced by the Lipper Equity Income Category underperforming the S&P 500 Index.

In fact, the Lipper Equity Income Category has lagged the S&P 500 five out of the last six years.  We believe that this condition cannot persist indefinitely and it gives us confi-

dence that we might be getting closer to a period when dividend strategies may outper-

form.

Best Performers

Ross Stores was the best performer, on a dollar-weighted basis, and added $2.48 million to the value of the Fund.  This is on top of their strong 2013 stock returns.  We have owned shares in Ross Stores since 2001 and it remains the largest holding in the Fund.  Ross increased same-store sales each quarter and posted nice earnings growth throughout the year.  The majority of the appreciation for the year came in the fourth quarter as the holi-

day shopping outlook brightened.  This was part of our retail thesis going into 2014 after the dismal 2013 holiday performance in the industry.  Falling gas prices also bolstered the consumer giving them more money for shopping.  In July, after the price declined

25% from its 52-week high, we purchased more stock at around $63 per share.  The stock ended the year at $94 and is trading at the upper-end of its valuation range.

CDW Corp. was the second-best performing company adding $2.2 million to the value of the Fund.  Sales were driven by a PC refresh cycle as Microsoft discontinued support for the Windows XP operating system.  Government sales were hampered in 2013 by the

Federal Government sequestration, but sales to the public sector rebounded in 2014.  A large part of our investment thesis on CDW was management paying down a lot of high-

cost debt and this boosted earnings growth due to rapidly declining interest expense.  The

2013 debt reduction benefitted 2014 results and management further reduced debt in

2014 by $135 million — this should help earnings into 2015.

Digital Realty Trust was the third-best performer with a $2.18 million increase to the value of the Fund.  Digital Realty was our worst-performing investment in 2013 as results disappointed investors every quarter.  Simultaneously, we recognized that the stock was undervalued and added to our position quarterly.  One of the main catalysts for the turn-

around this year was the CEO’s departure and the CFO taking over in the interim; the CFO was ultimately named as the new CEO.  He has done a terrific job of optimizing the port-

folio and concentrated on leasing existing inventory rather than building new inventory.

What truly made this a successful investment was our ability to buy shares at lower and lower prices, despite there being no apparent catalyst to move the stock higher.  Once the

FAM Equity-Income Fund

stock did start moving higher, our larger share position impacted the return for the Fund.

Digital Realty Trust exemplifies our investment approach and is good to keep in mind as you read the list of worst-performing companies for the year.  We believe the recent un-

derperformance of these businesses sows the seeds for future outperformance.

Worst Performers

Mattel was the worst performer, on a dollar-weighted basis, with a loss of -$2.52 million due to a substantial reduction in earnings. Mattel had a disappointing holiday shopping season in 2013 which led to higher inventory.  They spent most of the year working down their inventory to position the company for the 2014 holiday shopping season.  This meant sales to retailers were lower in the first three quarters of the year and it had a large impact on profitability, but leadership acted swiftly.  They initiated a cost reduction program to eliminate $250 to $300 million of costs.  They also shifted their advertising spend more toward online retailers which are gaining market share over brick and mor-

tar retailers.  In addition, they are working on more innovative toy lines.  Despite a poor

2014, we believe that Mattel’s current price and valuation set the foundation for above-

average return potential in 2015. The dividend has doubled over the last five years and the dividend yield at year-end was 4.9%.

Tupperware Brands was the second-worst performer, detracting -$1.52 million from the value of the Fund.  Results were negatively impacted by two issues: currency fluctuation and underperformance in the BeautiControl business.  Tupperware generates 75% of its sales outside the United States with roughly two-thirds coming from emerging markets.

The strengthening dollar and weakening currencies in emerging markets reduced earn-

ings by an estimated 11%.  Also, BeautiControl remains in flux even though new leader-

ship was put in place at the end of 2013 and the operation saw some initial improvement.

Ultimately, we believe that either BeautiControl will turn around and be a consistent contributor to earnings or management will sell it so they can concentrate on their other cash-generating businesses.  Wall Street expectations are low which means any improve-

ment can send the stock higher.  Additionally, Tupperware has a dividend yield of 4.4%.

Donaldson Corp., the third-worst performer, detracted -$0.6 million from the Fund’s val-

ue.  Sales of filtration products in their off-road and aerospace and defense applications declined for the year.  Gas turbine filtration sales also decreased substantially over the prior year. These three decreases led to overall sales growth of just 1.5% for the fiscal year.

Despite this challenging environment, management was able to grow earnings by nearly

8% due to strict cost controls and share buyback.  Donaldson operates with a portfolio ap-

proach such that in any given year there will be some areas experiencing sales declines.

We expect that Donaldson should continue to grow and also improve its profitability.  We like the filtration business because filters need to be replaced regularly which leads to a high degree of recurring revenue.  The company more than doubled its dividend over the

FAM Equity-Income Fund

last five years and yielded 1.8% at year-end.  If Donaldson’s stock price declines consider-

ably, we expect to purchase more shares.

Portfolio Activity

Purchases

We purchased four new names in the portfolio in 2014: American Eagle Outfitters, DSW

Inc., Meridian Bioscience, and CDW Corp.

American Eagle Outfitters and DSW Inc. both fit our “retail thesis” that we developed in the beginning of 2014.  We saw retail stocks under tremendous pressure after the 2013 holiday shopping season due to several factors.  There were fewer shopping days between

Thanksgiving and Christmas and the weather was poor which caused a number of store closings.  In addition, it was a very cold winter and heating costs went through the roof leaving consumers strapped for cash.  As a result, retailers posted dismal performance for the next two quarters.  This gave us an opportunity to invest in American Eagle Outfit-

ters and DSW at prices that were 42% and 43%, respectively, below their 52-week highs.

Both companies have cash on the balance sheet and no debt which means they have stay-

ing power if it takes longer than expected for our “retail thesis” to play out.  They also had attractive dividend yields at the time of purchase — DSW’s was 3.0% and American Eagle

Outfitters’ stood at 3.8%.

Meridian Bioscience provides lab tests.  The stock was always too expensive in our view until recently when it declined 39% from its high.  We like this business because it is a razor/razorblade model.  All of the tests Meridian sells are consumables including tra-

ditional and molecular diagnostics.  In the case of Meridian’s molecular offering, the Il-

lumigene system is the razor which the company pays to place for customers. The razor-

blades are the tests for diseases such as strep, whooping cough, various STDs, and, most important, an infectious disease often acquired in hospitals called C. Difficile. They are also embarking upon some new testing areas.  At year-end the dividend yield for Merid-

ian was 4.86%.

CDW Corp. was held in the Fund in 2006 and 2007 before it was bought by a private equi-

ty firm, Madison Dearborn.  In 2013 shares of the company were offered in an IPO (initial public offering).  CDW went public again with a lot of high-cost debt that was well-funded by cash flow generation.  Management had a stated goal of paying down the debt which should drive earnings growth for the next few years.  This is playing out nicely (see “Best

Performers” above for more on CDW).

We also added shares in Mattel, Flowers Foods, Tupperware Brands, US Ecology, Xilinx,

Landauer, Ross Stores, and McGrath RentCorp.

FAM Equity-Income Fund

Sales

We had two full sales during the year: CA Technologies and Dr. Pepper Snapple Group. We sold CA Technologies because after repeated meetings with management, we didn’t be-

lieve they were successfully executing their expansion strategy of buying higher growth software companies.  Additionally, their bread and butter mainframe software business was weakening.  We sold our shares at a respectable gain and collected more than a 3%

dividend yield along the way.

We also sold Dr. Pepper Snapple Group as a way to fund purchases of CDW Corp.

Additional portfolio sales, what we characterize as trimming due to either position size or valuation, included US Ecology, Sigma Aldrich, IDEX Corp., OneBeacon, and Winthrop

Realty Trust.

Dividend Growth Strategy

There has been extensive research conducted on the benefits of investing in companies that pay dividends.  In fact, Standard & Poors published an in-depth article in 2013, “Divi-

dend Investing And A Look Inside The S&P Dow Jones Dividend Indices,” on how dividends contribute to investor returns. They concluded that over the period of 1926 to 2012, divi-

dend income contributed approximately one-third to equity returns for the S&P 500. We view these annual dividends as giving the investor a “head start” on investment returns.

Every holding in the FAM Equity-Income Fund pays a dividend.  We invest in a mix of high dividend-paying businesses as well as ones that are growing their dividend quickly.

On average, the Fund’s holdings increased their dividends by a 12.25% compounded an-

nualized growth rate over the past five years (as of 12/31/14). This growth is broad-based across the portfolio. In fact, 80% of the companies represented in the Fund raised their dividend in the last 12 months.  We favor investing in businesses that are growing their dividends swiftly because it means the underlying operation is expanding.  It also means that they are generating more cash than needed to reinvest back into the company. These growing dividends contribute to stock price appreciation.

Outlook

The U.S. economy continues to strengthen which is leading to job growth and ultimately wage increases.  This is a virtuous cycle.  In addition, energy prices are declining rapidly which is effectively a tax break for consumers and businesses alike.  This is a favorable backdrop for equities to continue to move higher.  We believe stocks are trading at about fair value so the appreciation potential from here should approximate the rate at which earnings grow.

FAM Equity-Income Fund

The Fund’s holdings continue to innovate and bring new products and services to the market which drives earnings growth.  They also continue to generate more cash than they need to reinvest back into their businesses which means they could likely raise their dividends and buy back stock.  This is additive to returns on top of earnings growth.

As always, we continue to work diligently on your behalf and appreciate your continued

support.

Paul Hogan, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This mate-

rial does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.

Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed,

may be worth more or less than their original cost.

FAM Equity-Income Fund - Performance Summary (Unaudited)

Annual Total Investment Returns:

APRIL 1, 1996 TO DECEMBER 31, 2014

FAM EQUITY-INCOME FUND     RUSSELL MIDCAP INDEX

S&P 500 INDEX

FISCAL YEAR

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

4/1/96-12/31/96

11.84%

12.00%

15.20%

1997

26.90%

29.01%

33.35%

1998

4.67%

10.09%

28.58%

1999

-6.98%

18.23%

21.04%

2000

17.18%

8.25%

-9.10%

2001

20.79%

-5.62%

-11.88%

2002

-2.25%

-16.19%

-22.09%

2003

20.30%

40.06%

28.67%

2004

14.04%

20.22%

10.88%

2005

5.75%

12.65%

4.91%

2006

6.57%

15.26%

15.79%

2007

-3.64%

5.60%

5.49%

2008

-29.04%

-41.46%

-37.00%

2009

21.43%

40.48%

26.46%

2010

17.47%

25.48%

14.76%

2011

6.79%

-1.55%

2.11%

2012

11.02%

17.28%

16.00%

2013

29.79%

34.76%

32.44%

2014

7.85%

13.22%

13.69%

FAM Equity-Income Fund - Performance Summary (Unaudited)

The chart below depicts the change in value of a $10,000 investment in the FAM Equity-Income  Fund since inception on April 1, 1996, as compared with the growth of the Russell Midcap Index, the Fund’s primary benchmark index, and the Standard and Poor’s 500 Index, an additional comparative index,

during  the  same  period.   The  Fund  recently  changed  its  primary  benchmark  index  to  the  Russell

Midcap Index because it was determined that this index is more reflective of the Fund’s investment

style.   The information assumes reinvestment of dividends and capital gain distributions.   The Rus-

sell  Midcap  Index  is  an  unmanaged  index  generally  representative  of  the  market  for  the  stocks  of

mid-size U.S. companies.   The Standard and Poor’s 500 Index is an unmanaged index generally rep-

resentative of the market for the stocks of large size U.S. companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN FAM EQUITY-INCOME

FUND, THE RUSSELL MIDCAP INDEX AND THE S&P 500 INDEX

		Value of		Value of		Value of
	S&P	10,000	FAMEX	10,000	Russell	10,000
	Return	Invested	Return	Invested	Midcap	Invested
1996	15.20%	11,520	11.84%	11,184	12%	11224
1997	33.35%	15,362	26.90%	14,192	29.01%	14480
1998	28.58%	19,752	4.67%	14,855	10.09%	15941
1999	21.04%	23,908	-6.98%	13,818	18.23%	18847
2000	-9.10%	21,733	17.18%	16,192	8.25%	20402
2001	-11.88%	19,151	20.79%	19,559	-5.62%	19255
2002	-22.09%	14,920	-2.25%	19,119	-16.19%	16138
2003	28.67%	19,198	20.30%	23,000	40.06%	22603
2004	10.88%	21,287	14.04%	26,229	20.22%	27173
2005	4.91%	22.332	5.75%	27,737	12.65%	30611
2006	15.79%	25,858	6.57%	29,559	15.26%	35282
2007	5.49%	27,278	-3.64%	28,484	5.60%	37258
2008	-37.03%	17,177	-29.04%	20,212	-41.46%	21811
2009	26.46%	21,722	21.43%	24,543	40.48%	30640
2010	14.76%	24,928	17.47%	28,831	25.48%	38446
2011	2.14%	25,461	6.79%	30,789	-1.55%	37851
2012	16.00%	29,535	11.02%	34,182	17.28%	44391
2013	32.44%	39,116	29.79%	44,364	34.76%	59821
2014	13.69%	44,472	7.85%	47,847	13.22%	67730

This information represents past performance of the FAM Equity-Income Fund and is not indicative of future results.  The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Average Annual Total Returns as of December 31, 2014

Life of Fund

1-Year

3-Year

5-Year

10-Year

(4/1/96)

FAM Equity-Income Fund

7.85%

15.83%

14.28%

6.20%

8.71%

Russell MidCap Index

13.22%

21.40%

17.19%

9.56%

10.70%

S&P 500 Index

13.69%

20.41%

15.45%

7.67%

8.30%

The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of

Fund shares.

FAM Equity-Income Fund — Portfolio Data (Unaudited)

December 31, 2014

TOP TEN EQUITY HOLDINGS

COMPOSITION OF TOTAL INVESTMENTS

(% of Total Investments)

Retail - Apparel Stores

11.1%

Ross Stores, Inc.

7.0%

Semiconductors

9.2%

Stryker Corp.

6.2%

Health Care Equipment/Devices

6.7%

Digital Realty Trust

5.2%

Machinery & Equipment

6.0%

Mattel, Inc.

4.9%

REITS - Data Center

5.2%

CDW Corporation

4.7%

Toys

4.9%

Flowers Foods, Inc.

4.5%

Computer Software & Services

4.7%

Xilinx, Inc.

4.5%

Consumer Staples

4.5%

EOG Resources, Inc.

4.5%

Oil & Gas Exploration

4.5%

Arthur J. Gallagher

4.0%

Insurance Agency

4.0%

US Ecology, Inc.

3.7%

Hazardous Waste Disposal

3.7%

Banking

3.6%

Money Market Fund

3.3%

Commercial Services

3.3%

Utilities/Water

3.3%

Health Care Distribution

2.9%

REITS - Diversified

2.7%

Household Durables

2.6%

Technology

2.4%

Investment Management

2.3%

Property & Casualty Insurance

2.1%

Specialty Chemical

2.1%

Other

4.9%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the op-

eration of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and (iv) the Fund makes the information on Form N-Q available to shareholders, upon request, by calling FAM Funds at 1-800-932-3271.

FAM Equity-Income Fund — Statement of Investments

December 31, 2014

SHARES

VALUE

COMMON STOCKS (96.7%)

Banking (3.6%)

M&T Bank Corporation

  •   commercial and retail banking services to individuals, businesses, corpora-

15,000

$   1,884,300

tions and other institutions in the Northeast and Mid-Atlantic

South State Corporation

  •   banking services to individual and corporate customers in the Carolinas

58,000

3,890,640

5,774,940

Commercial Services (3.3%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals, subsidiary class-

146,264

5,245,027

room manufacturing

Computer Software & Services (4.7%)

CDW Corporation

  •   provides information technology (IT) solutions

217,000

7,631,890

Consumer Staples (4.5%)

Flowers Foods, Inc.

  •   produces and markets bakery products in the USA

378,850

7,270,132

Data Processing & Outsourcing (1.1%)

The Western Union Company

  •   leader in global money movement and payment services, providing people

100,000

1,791,000

and businesses with fast, reliable and convenient ways to send money and make payments around the world

Hazardous Waste Disposal (3.7%)

U.S. Ecology, Inc.

  •   provides radioactive, PCB, hazardous and non-hazardous waste services to

148,569

5,960,588

commercial and government customers

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

December 31, 2014

SHARES

VALUE

Health Care Distribution (2.9%)

Patterson Companies, Inc.

  •   operates as a distributor serving dental, companion-pet, veterinarian, and

96,000

$   4,617,600

rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (6.7%)

Meridian Bioscience, Inc.

  •   life science company that manufactures, markets and distributes a broad

53,000

872,380

range of innovative diagnostic test kits

Stryker Corp.

  •   operates a medical technology company offering Orthopedic Implants and

105,500

9,951,815

MedSurg Equipment

10,824,195

Health Care Services (1.1%)

Landauer, Inc.

  •   provides personal radiation dosimeters and radiation related services

50,000

1,707,000

Household Durables (2.6%)

Tupperware Brands Corporation

  •   manufacture and sales of preparation, storage, and serving solutions for

66,000

4,158,000

the kitchen and home

Insurance Agency (4.0%)

Arthur J. Gallagher & Co.

  •   provides insurance brokerage and risk management services to

137,920

6,493,274

commercial, industrial, institutional, and governmental organizations

Investment Management (2.3%)

Franklin Resources, Inc.

  •   provides investment management and fund administration

66,900

3,704,253

services as well as retail-banking and consumer lending services

Machinery & Equipment (6.0%)

Donaldson Company, Inc.

  •   designs, manufactures and sells filtration systems and replacement parts

125,600

4,851,928

IDEX Corporation

  •   manufactures proprietary, highly engineered industrial products and pumps

62,984

4,902,675

9,754,603

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

December 31, 2014

SHARES

VALUE

Oil & Gas Exploration (4.5%)

EOG Resources, Inc.

  •   engages in the exploration, development, production and marketing of

78,000

$    7,181,460

natural gas and crude oil

Packaged Goods (1.2%)

McCormick & Company, Inc.

  •   manufactures, markets and distributes spices, seasonings, specialty

27,000

2,006,100

foods and flavorings to the entire food industry.

Property and Casualty Insurance (2.1%)

OneBeacon Insurance Group, Ltd.

  •   commercial, personal and specialty insurance products

211,866

3,432,229

Publishing (0.3%)

John Wiley & Sons, Inc. - Class A

  •   publisher of print and electronic products, specializing in scientific,

8,350

494,654

technical, professional and medical books and journals

REITS - Data Center (5.2%)

Digital Realty Trust Inc.

  •   engages in the ownership, acquisition, development, redevelopment and

127,000

8,420,100

management of technology-related real estate

REITS - Diversified (2.7%)

Physicians Realty Trust

  •   self-managed healthcare real estate company, focuses on the acquisi-

85,800

1,424,280

tion, development, ownership, and management of healthcare properties leased to physicians

Winthrop Realty Trust

  •   real estate investment trust that engages in the ownership and manage-

189,350

2,951,966

ment of real property and real estate-related assets

4,376,246

Retail - Apparel Stores (11.1%)

American Eagle Outfitters, Inc.

  •   specialty retailer of clothing, accessories, and personal care products

114,000

1,582,320

Destination Maternity Corporation

  •   designing and retail of maternity clothing in the United States

7,800

124,410

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

December 31, 2014

SHARES

VALUE

Retail - Apparel Stores (continued)

DSW Inc.

  •   operates as a branded footwear and accessories retailer

133,201       $      4,968,397

Ross Stores, Inc.

  •   chain of off-price retail apparel and home accessories stores

118,843

11,202,141

17,877,268

Semiconductors (9.2%)

Altera Corporation

  •   manufacturer of programmable logic solutions

81,000

2,992,140

Microchip Technology, Inc.

  •   develops, manufactures and sells semiconductor

101,000

4,556,110

products for various embedded control applications

Xilinx, Inc.

  •   worldwide leader of programmable logic solutions

166,414

7,204,062

14,752,312

Specialty Chemical (2.1%)

Sigma-Aldrich Corporation

  •   develops, manufactures, purchases and distributes high quality

25,000

3,431,750

chemicals, biochemicals and equipment available throughout the world

Technology (2.4%)

National Instruments Corporation

  •   manufactures and supplies measurement and automation products

122,000

3,792,980

Toys (4.9%)

Mattel, Inc.

  •    designs, manufactures, and markets various toy products

253,299

7,838,338

Utilities/Gas (1.2%)

Questar Corporation

  •   natural gas utility in the state of Utah

77,800

1,966,784

Utilities/Water (3.3%)

Aqua America, Inc.

  •   water and waste water utility

198,750

5,306,625

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

December 31, 2014

SHARES

VALUE

Total Common Stocks (Cost $94,462,960)

$ 155,809,348

TEMPORARY INVESTMENTS (3.3%)

Money Market Fund (3.3%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)*

5,368,807

5,368,807

Total Temporary Investments (Cost $5,368,807)

$      5,368,807

Total Investments (Cost $99,831,767)

$  161,178,155

*The rate shown represents the effective yield at 12/31/14

See Notes to Financial Statements

FAM Small Cap Fund

December 31, 2014

Dear Fellow FAM Small Cap Fund Shareholder,

The  U.S.  economy  and  businesses  notched  another  year  of  growth.   This  was  not  always apparent  if  you  were  following  short-term  fluctuations  in  the  market  throughout  2014, especially when it came to small-cap stocks.  The Russell 2000 Index registered three sepa-

rate declines of more than -7%, the largest of which was -13% between July and October.

As  always,  we  continue  to  focus  on  businesses’  intrinsic  values,  rather  than  short-term market  fluctuations.   It  was  this  focus  on  intrinsic  value  that,  coupled  with  our  in-depth research process, gave us the confidence to add to our portfolio holdings during these peri-

ods of volatility.  As markets have recovered to near all-time highs yet again, this incremen-

tal capital we invested has benefited shareholder returns.

Furthermore,  we  were  quite  pleased  that,  in  aggregate,  the  companies  represented  by  the stocks owned in the Fund increased their intrinsic value in 2014.  Over the long term, stock prices follow intrinsic value.

Performance Detail

The  FAM  Small  Cap  Fund  outperformed  its  benchmark,  the  Russell  2000  Index,  in  2014 although it lagged behind the S&P 500 Index as small-cap stocks underperformed following a strong 2013.  Since inception, the Fund has continued its outperformance of both indices.

Since Inception

As of 12/31/2014

3/1/2012

1 Year

(annualized)

FAM Small Cap Fund

5.58%

18.96%

Russell 2000 Index

4.89%

16.37%

S&P 500 Index

13.69%

17.82%

Best Performers

The Fund’s best performer, on a dollar-weighted basis, was Echo Global Logistics with a gain of $1,183,427 for the year.  The company has benefited from increased shipment demand combined with tighter trucking capacity, which is being exacerbated by driver shortages and regulatory changes.  This created an increased need for brokers, like Echo,

to match up truckers and shippers.  Growth has come both organically and from three acquisitions made in 2014. Despite being acquisitive, Echo remains conservatively financed with net cash on the balance sheet.

FAM Small Cap Fund

The second-best performing stock was Hudson Valley Holding Corp. (HVB) with a gain of

$1,174,251 for the year. Our original thesis was that HVB would either return to higher lev-

els of profitability, therefore increasing its intrinsic value, or they would be acquired.  As the former was in the process of happening, the latter occurred and HVB announced on

November 5 that they would be acquired by Sterling Bancorp.

Worst Performers

The worst performing stock, on a dollar-weighted basis, was Destination Maternity with a loss of -$1,346,466. The company’s intrinsic value took a step back in 2014.

Disappointing results in a challenging retail environment and some self-inflicted wounds led to an eventual CEO change in August.  New CEO Anthony Romano, who has worked with a couple of Destination Maternity’s board members in the past, is no stranger to retailers in need of change.  He most recently helped start the turnaround that led to the eventual sale of Charming Shoppes.  Romano has already begun to make the changes he feels are necessary to send Destination Maternity on the right trajectory.

The second-worst performing stock was Evolution Petroleum with a loss of -$746,521 for the year.  A 46% drop in crude oil prices in 2014 led to broad declines in the energy sector.

Evolution is better prepared than most to withstand lower energy prices as they hold net cash on the balance sheet and a large piece of their revenue still comes in the form of roy-

alties from their main asset, the Delhi Field in Louisiana.

Portfolio Activity

We sold six companies completely in 2014: America’s Car-Mart, Gordman’s, Inventure

Foods, MTS Systems, Rofin-Sinar, and Skullcandy.  We also sold a substantial portion of

Rosetta Stone — this helped to offset short-term gains.

With sale proceeds and new capital contributed by shareholders, we invested in seven new companies in 2014: Consolidated Tomoka Land Co., Diamond Hill Investment Group,

Hallmark Financial Services, Hudson Valley Holding Corp., Landauer, Meridian

Bioscience, and PC Connection.

We also added considerably to our existing positions.  Gross purchases of new and exist-

ing holdings totaled just over $8 million in the second half of the year alone. This brought our cash balance to less than 6% at year-end.

A Unique Small Cap

You may notice a new name toward the top of our portfolio — FRP Holdings.  While the name is new (effective 12/5/14), it is not a new investment; rather it is a portfolio holding

FAM Small Cap Fund

formerly known as Patriot Transportation.  Management, and the Board of Directors,

decided to spin-off their transportation business separating its real estate properties from the petroleum hauling and specialty trucking business.  Once spun-off, the trans-

portation operation will retain the Patriot Transportation name.

The expected result is an enhancement of shareholder value as each business can be more easily assessed by its own merits and each management team can focus on what it does best.  At its current price, we do not believe the combined entity reflects its full intrinsic value.  This transaction is scheduled to occur in early 2015.

Outlook

While we cannot predict the direction of the market, we know that the management teams of our portfolio holdings should continue on their path toward intrinsic value growth.  As it stands today, the U.S. economy continues to improve and the companies in the Fund stand to benefit.  Furthermore, we seek management teams that can enhance shareholder value by allocating free cash flow wisely whether it be through organic growth, acquisitions, debt pay down, share repurchases, or dividends.

We continue to search diligently to find quality bargain opportunities on your behalf.

Thank you for investing with us in the FAM Small Cap Fund.

Marc D. Roberts, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This mate-

rial does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.

Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed,

may be worth more or less than their original cost.

FAM Small Cap Fund - Performance Summary (Unaudited)

Annual Total Investment Returns:

MARCH 1, 2012 TO DECEMBER 31, 2014

FAM SMALL CAP FUND

RUSSELL 2000 INDEX

S&P 500 INDEX

FISCAL YEAR

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

3/1/12-12/31/12*

10.30%**

16.35%***

16.00%***

2013

40.49%

38.82%

32.44%

2014

5.58%

4.89%

13.69%

*Commenced operations 3/1/2012

**Annualized since inception date 3/1/2012

***Annualized full year

FAM Small Cap Fund - Performance Summary (Unaudited)

The chart below depicts the change in the value of a $10,000 investment in the FAM Small

Cap Fund, since inception on March 1, 2012 as compared with the growth of the Standard

&  Poor’s  500  Index  and  the  Russell  2000  Index  during  the  same  period.   The  information

assumes  reinvestment  of  dividends  and  capital  gain  distributions.   The  Russell  2000  In-

dex,  the  Fund’s  primary  benchmark,  is  an  unmanaged  index  generally  representative  of the market for the stocks of smaller size U.S. companies.  The Standard & Poor’s 500 Index is an unmanaged index generally representative of the market for the stocks of large size

U.S. companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

FAM SMALL CAP FUND, THE S&P 500 INDEX AND THE RUSSELL 2000 INDEX

		Value of		Value of		Value of
	FAMFX	10,000	S&P	10,000	Russell	10,000
	Return	Invested	Return	Invested	Return	Invested
March 1, 2012		10000		10000		10000
2012	10.30%	11030	16.00%	11600	16.35%	11635
2013	40.49%	15496	32.44%	14027	38.82%	14697
2014	5.58%	16399	13.69%	15947	4.89%	15415

This information represents past performance of the FAM Small Cap Fund and is not indicative of

future  results.   The  investment  return  and  the  principal  value  of  an  investment  will  fluctuate  so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Average Annual Total Returns as of December 31, 2014

Life of Fund

1- Year

(3/1/2012)

FAM Small Cap Fund

5.58%

18.97%

Russell 2000 Index

4.89%

16.39%

S&P 500 Index

13.69%

17.83%

The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FAM Small Cap Fund — Portfolio Data (Unaudited)

December 31, 2014

TOP TEN EQUITY HOLDINGS

COMPOSITION OF TOTAL INVESTMENTS

(% of Total Investments)

Banking

13.4%

Biglari Holdings Inc.

7.1%

Transportation

11.9%

FRP Holdings, Inc.

6.3%

Property and Casualty Insurance

11.1%

Fabrinet

5.7%

Diversified Holding Company

7.1%

Echo Global Logistics

5.6%

REITS - Diversified

6.7%

First NBC Bank Holding Company

5.5%

Commercial Services

6.0%

Hudson Valley Holding Corporation

5.1%

Money Market Fund

5.8%

Hallmark Financial Services

4.9%

Computer Software & Services

5.7%

Physicians Realty Trust

4.2%

Electronic Manufacturing

5.7%

PC Connection

4.2%

Investment Management

4.6%

Infinity P&C Corp.

4.0%

Retail - Apparel Stores

3.6%

Oil & Gas Exploration

3.3%

Health Care Services

3.0%

Real Estate Management &

2.8%

Development

Industrial Machinery

2.6%

Hazardous Waste Disposal

2.2%

Wholesale Wire & Cable

2.2%

Health Care Facilities

2.1%

Other

0.2%

Statement  Regarding  Availability  of  Quarterly  Portfolio  Schedule.   Please  note  that  (i)  the

Fund files its complete schedule of portfolio holdings with the Securities and Exchange Com-

mission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms

N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Fund’s Forms

N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washing-

ton, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and (iv) the Fund makes the information on Form N-Q available to shareholders, upon request, by calling FAM Funds at 1-800-932-3271.

FAM Small Cap Fund — Statement of Investments

December 31, 2014

SHARES

VALUE

COMMON STOCKS (94.2%)

Banking (13.4%)

First NBC Bank Holding Company*

  •   holding company for First NBC Bank that provides various financial services for businesses, institutions and individuals

103,500

$  3,643,200

Hudson Valley Holding Corporation

  •   operates as the bank holding company for Hudson Valley Bank, N.A.

that provides banking and related services to businesses, professionals,

municipalities, not-for-profit organizations, and individuals in New York

State

124,000

3,367,840

Pinnacle Financial Partners, Inc.

  •   holding company for Pinnacle National Bank that provides commercial banking services to individuals, small to mid-size businesses and profes-

26,500

1,047,810

sional entities

South State Corporation

  •   banking services to individual and corporate customers in the Carolinas

13,300

892,164

8,951,014

Commercial Services (6.0%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals, subsidiary

49,500

1,775,070

classroom manufacturing

Mistras Group, Inc.*

  •   provider of technology-enabled asset protection solutions used to evalu-

123,000

2,254,590

ate the structural integrity and reliability of critical energy, industrial and public infrastructure

4,029,660

Computer Software & Services (5.7%)

PC Connection, Inc.

  •   operates as a direct marketer of a range of information technology (IT)

114,100

2,801,155

solutions.

Rosetta Stone, Inc.*

  •   provides technology-based language-learning solutions

105,000

1,024,800

3,825,955

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

December 31, 2014

SHARES

VALUE

Diversified Holding Company (7.1%)

Biglari Holdings Inc.*

  •   engages in the ownership, development, operation, and franchising of

11,783

$    4,707,426

restaurants

Electronic Manufacturing (5.7%)

Fabrinet*

  •   provides precision optical, electro-mechanical, and electronic manufac-

214,250

3,800,795

turing services

Hazardous Waste Disposal (2.2%)

U.S. Ecology, Inc.

  •   provides radioactive, pcb, hazardous and non-hazardous waste services

35,800

1,436,296

to commercial and government customers

Health Care Equipment/Devices (0.2%)

Meridian Bioscience, Inc.

  •   life science company that manufactures, markets and distributes a broad

7,700

126,742

range of innovative diagnostic test kits

Health Care Facilities (2.1%)

U.S. Physical Therapy, Inc.

  •   through its subsidiaries, operates outpatient physical therapy clinics

32,700

1,372,092

Health Care Services (3.0%)

Landauer, Inc.

  •   provides personal radiation dosimeters and radiation related services

58,578

1,999,853

Industrial Machinery (2.6%)

John Bean Technologies Corporation

  •   provides technology solutions for the food processing and air

53,000

1,741,580

transportation industries

Investment Management (4.6%)

Diamond Hill Investment Group Inc.

  •   provides investment management services to institutions and individuals

4,700

648,788

Westwood Holdings Group Inc.

  •   manages investment assets and provides services for its clients

38,987

2,410,176

3,058,964

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

December 31, 2014

SHARES

VALUE

Oil & Gas Exploration (3.3%)

Evolution Petroleum Corp.

  •   engages in the acquisition, exploitation, and development of properties

300,200

$    2,230,486

for the production of crude oil and natural gas

Property and Casualty Insurance (11.1%)

Amerisafe, Inc.

  •   insurance holding company that markets and underwrites workers’

35,500

1,503,780

compensation and general liability insurance

Hallmark Financial Services, Inc.*

  •   insurance holding company that markets, distributes, underwrites,

270,000

3,264,300

and services property/casualty insurance products to businesses and individuals

Infinity Property and Casualty Corp.

  •   provides personal automobile insurance with a focus on non-standard

34,265

2,647,314

auto insurance

7,415,394

Real Estate Management & Development (2.8%)

Consolidated-Tomoka Land Company

  •   operates as a diversified real estate operating company

33,200

1,852,560

REITS - Diversified (6.7%)

Physicians Realty Trust

  •   self-managed healthcare real estate company, focuses on the acquisi-

169,000

2,805,400

tion, development, ownership, and management of healthcare properties leased to physicians

Winthrop Realty Trust

  •   real estate investment trust that engages in the ownership and manage-

105,750

1,648,643

ment of real property and real estate-related assets

4,454,043

Retail - Apparel Stores (3.6%)

Destination Maternity Corporation

  •   designing and retail of maternity clothing in United States

150,000

2,392,500

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

December 31, 2014

SHARES

VALUE

Transportation (11.9%)

Echo Global Logistics, Inc.*

•   provides technology-enabled transportation and supply chain manage-

128,300

3,746,360

ment services

FRP Holdings Inc.*

•   engages in the transportation and real estate businesses

107,635

4,220,368

7,966,728

Wholesale Wire & Cable (2.2%)

Houston Wire and Cable Company

•   distributor of wire and cable products in the USA

121,667

1,453,921

Total Common Stocks (Cost $50,865,313)

$ 62,816,009

TEMPORARY INVESTMENTS (5.8%)

Money Market Fund (5.8%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)**

3,846,992

3,846,992

Total Temporary Investments (Cost $3,846,992)

$    3,846,992

Total Investments (Cost $54,712,305)

$ 66,663,001

* Non-income producing securities

** The rate shown represents the effective yield at 12/31/14

FAM Funds — Statement of Assets and Liabilities

December 31, 2014

Value Fund      Equity-IncomeFund    Small Cap Fund

Assets

Investments in securities at value (Cost

$392,859,234; $99,831,767; and

$995,455,618

$161,178,155

$66,663,001

$54,712,305,respectively)

Cash

395,517

336,580

94,874

Dividends and interest receivable

631,747

696,929

289,701

Receivable for Fund shares purchased

18,655

178

92,500

Total Assets

996,501,537

162,211,842

67,140,076

Liabilities

Accrued investment advisory fee

836,700

137,452

54,852

Accrued shareholder servicing and administrative fees

103,356

17,837

7,379

Accrued trustee fees

6,833

6,833

6,833

Accrued expenses

190,635

72,479

44,491

Payable for investment securities purchases

—

412,495

121,639

Payable for Fund shares redeemed

128,988

43,255

—

Total Liabilities

1,266,512

690,351

235,194

Net Assets

$995,235,025

$161,521,491

$66,904,882

Net Assets Consist Of:

Net capital paid in on shares of beneficial interest      $392,638,168

$100,175,103

$54,954,186

Accumulated net investment income

—

—

—

Accumulated net realized gain on

investments

473

—

—

Net unrealized appreciation

602,596,384

61,346,388

11,950,696

Net Assets

$995,235,025

$161,521,491

$66,904,882

Fund shares outstanding

14,948,662

6,327,411

4,366,182

Net Asset Value, Offering and Redemption

Price per share (unlimited shares of beneficial

interest authorized at $0.001 par value)

$66.58

$25.53

$15.32

See Notes to Financial Statements

FFAAM Funds — Statement of Assets and LiabilitiesM Funds — Statement of Operations

December 31, 2014

Year Ended December 31, 2014

Value Fund     Equity-Income Fund     Small Cap Fund

Investment Income

Income

Dividends

$8,734,524

$3,078,922

$    751,093

Interest

5,541

1,075

609

Total Investment Income

8,740,065

3,079,997

751,702

Expenses

Investment advisory fee (Note 2)

9,352,685

1,521,983

560,615

Administrative fee (Note 2)

776,456

129,369

47,652

Shareholder servicing and related

expenses (Note 2)

409,346

72,309

28,596

Printing and mailing

113,031

22,186

11,851

Professional fees

120,683

45,285

21,492

Registration fees

30,223

25,858

34,229

Custodial fees

119,413

23,732

13,691

Trustee’s fees

45,394

45,394

45,394

Officer’s fees (Note 2)

28,792

28,792

28,792

Other

62,855

7,765

7,200

Total Expenses

11,058,878

1,922,673

799,512

Less: Expenses paid indirectly (Note 3)

(918)

(162)

(63)

Net Expenses

11,057,960

1,922,511

799,449

Net Investment Income/(Loss)

(2,317,895)

1,157,486

(47,747)

Realized and Unrealized Gain on Investments

Net realized gain on investments

50,506,610

5,232,174

838,067

Net change in unrealized appreciation of

investments

71,000,696

5,340,279

3,133,832

Net Realized and Unrealized Gain on

Investments

121,507,306

10,572,453

3,971,899

Net Increase In Net Assets From Operations

$119,189,411

$11,729,939

$3,924,152

See Notes to Financial Statements

FAM Funds — Statement of Changes in Net Assets

Periods Ended December 31, 2014 and 2013

Value Fund

2014

2013

Change in Net Assets

From operations

Net investment income/(loss)

$   (2,317,895)

$   (2,029,700)

Net realized gain on investments

50,506,610

45,959,785

Net change in unrealized appreciation of

investments

71,000,696

194,657,003

Net increase in net assets from operations

119,189,411

238,587,088

Distributions to shareholders from:

Net investment income

—

—

Net realized gain on investments

(50,506,137)

(45,959,785)

Return of capital distributions

—

(187,016)

Total distributions

(50,506,137)

(46,146,801)

Capital share transactions (Note 4)

(15,213,144)

17,341,536

Total increase in net assets

53,470,130

209,781,823

Net Assets

Beginning of year

941,764,895

731,983,072

End of period*

$995,235,025

$941,764,895

*Includes Accumulated net investment income/(loss) of $0, $0, $0, $0, $0  and $(1,626), respectively.

See Notes to Financial Statements

FAM Funds — Statement of Changes in Net Assets

Periods Ended December 31, 2014 and 2013

Equity-Income Fund

Small Cap Fund

2014

2013

2014

2013

$

1,157,486

$

933,537

$

(47,747)

$

73,341

5,232,174

5,881,052

838,067

1,871,430

5,340,279

26,716,899

3,133,832

7,528,501

11,729,939

33,531,488

3,924,152

9,473,272

(1,157,486)

(999,213)

—

(75,018)

(5,232,174)

(5,815,376)

(788,736)

(1,871,338)

(876,582)

(366,030)

(388,333)

(9,210)

(7,266,242)

(7,180,619)

(1,177,069)

(1,955,566)

10,489,363

7,277,316

21,483,442

18,315,470

14,953,060

33,628,185

24,230,525

25,833,176

146,568,431

112,940,246

42,674,357

16,841,181

$161,521,491

$146,568,431

$66,904,882

$42,674,357

See Notes to Financial Statements

FAM Funds - Notes to Financial Statements

Note 1  Nature of Business and Summary of Significant Accounting Policies

FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund are each a series of

Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. Each Fund offers a single class of shares.  The investment objective of the FAM Value Fund is to maximize long-term return on capital.  The investment objective of the FAM Equity-Income Fund is to provide current income and long term capital appreciation from investing primarily in income-producing equity securities.  The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of Ameri-

ca (“GAAP”),  followed by the Funds in the preparation of their financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price.  Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term

Treasury Fund are valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hier-

archy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions

(unobservable inputs).  These inputs are used in determining the value of the Funds’

investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-

tion of the risk associated with investing in those securities.

FAM Funds - Notes to Financial Statements

The following is a summary of the inputs used to value each Funds’ net assets as of

December 31, 2014:

FAM Value Fund

Level 1

Common Stocks

$954,810,944

Temporary Investments

40,644,674

Total Investments in Securities

$995,455,618

FAM Equity-Income Fund

Level 1

Common Stocks

$155,809,348

Temporary Investments

5,368,807

Total Investments in Securities

$161,178,155

FAM Small Cap Fund

Level 1

Common Stocks

$62,816,009

Temporary Investments

3,846,992

Total Investments in Securities

$66,663,001

During the year ended December 31, 2014 there were no Level 2 or 3 inputs used to value the Funds’ net assets.  Refer to each Fund’s Statement of Investments to view securities segregated by industry type.

b)      Federal Income Taxes

It is each Fund’s policy to comply with the requirements of the Internal Revenue

Code applicable to regulated investment companies and to distribute all of its tax-

able income to its shareholders. Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the financial statements.  For the year ended December 31, 2014 man-

agement has evaluated the tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are

“more-likely-than-not” of being sustained upon review by the applicable tax author-

FAM Funds - Notes to Financial Statements

ity.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  Based on the evaluation, management has determined that no liability for unrecognized tax expense is required.  Tax years

2011 through present remain subject to examination by U.S. and New York taxing authorities.  No examination of the Fund’s tax filings is presently in progress.

c)      Use of Estimates

The preparation of financial statements in conformity with GAAP requires manage-

ment to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)      Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is ac-

crued as earned and dividend income is recorded on the ex-dividend date. Non-cash dividends are included in dividends on the ex-dividend date at the fair market value of the shares received. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Distributions  to shareholders are recorded on the ex-dividend date.

Distributions to shareholders are determined in accordance with income tax regula-

tions and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts.

Note 2  Investment Advisory Fees and Other Transactions with Affiliates

Under each Investment Advisory Contract, each Fund pays an investment advisory fee to

Fenimore Asset Management, Inc. (the “Advisor”) equal, on an annual basis, to 1% of each

Fund’s average daily net assets. The Advisor has entered into a voluntary agreement with each Fund to reduce the investment advisory fee for each Fund through December 31,

2014 to 0.95% of the Funds’ average daily net assets in excess of $1 billion. No such waiver was required for the year ended December 31, 2014. Thomas Putnam is an officer and trustee of the Funds and also an officer and director of the Advisor.  The Chief Compliance

Officer is an officer of the Funds and compensated by the Funds in the amount of $86,376

FAM Funds - Notes to Financial Statements

as well as an officer of the Advisor and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Funds their expenses to the extent that such expenses, including the advisory fee, for the fiscal year exceed 2.00% of the average daily net assets. For the year ended December 31, 2014 the

Advisor contractually agreed to reimburse the FAM Value Fund for its expenses to the ex-

tent such expenses exceeded 1.28% of the average daily net assets; the FAM Equity-Income

Fund for its expenses to the extent such expenses exceeded 1.40% of the average daily net assets; and the FAM Small Cap Fund for its expenses to the extent such expenses exceed

1.50% of the average daily net assets.  No such reimbursement was required for the year ended December 31, 2014 for the FAM Value, FAM Equity-Income Fund and FAM Small Cap

Fund.

FAM Shareholder Services, Inc. (“FSS”), a company under common control with the Advi-

sor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per share-

holder account.  For the year ended December 31, 2014, shareholder servicing agent fees paid to FSS were as follows:

FAM Value Fund

$409,346

FAM Equity-Income Fund

$   72,309

FAM Small Cap Fund

$  28,596

Additionally, FSS serves as the Fund administrative agent and receives an annual fee of 0.085% on the first $750,000,000 of each Fund’s average daily net assets, and 0.075%

thereafter.  For the year ended December 31, 2014, the Funds’ administrative fees paid to

FSS amounted to:

FAM Value Fund

$776,456

FAM Equity-Income Fund

$129,369

FAM Small Cap Fund

$  47,652

Fenimore Securities, Inc. (“FSI”), a company also under common control with the Advi-

sor, acts as distributor of the Funds’ shares.  FSI receives no compensation for providing distribution services to the Funds.

Note 3.  Indirect Expenses

The Funds’ custodian bank has also agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest bearing custody account.  For the year ended Decem-

ber 31, 2014, these arrangements reduced the FAM Value Fund’s custodian fees by $918,

FAM Equity-Income Fund’s custodian fees by $162, and FAM Small Cap Fund’s custodian fees by $63.

FAM Funds - Notes to Financial Statements

Note 4.  Shares of Beneficial Interest

At December 31, 2014 an unlimited number of $0.001 par value of beneficial interest were authorized.

Transactions for each Fund are as follows:

YEAR ENDED  12/31/14

YEAR ENDED 12/31/13

FAM Value Fund

Shares

Amount

Shares

Amount

Shares sold

649,597       $41,866,671

1,020,970      $59,967,065

Shares issued on reinvest-

ment of distributions

716,244

48,031,304

727,957

44,805,783

Shares redeemed

(1,653,946)      (105,111,119)

(1,487,975)

(87,431,312)

Net Increase/(Decrease)

(288,105)     $(15,213,144)

260,952

$17,341,536

FAM Equity-Income Fund

Shares sold

722,585

$18,261,703

758,419

$17,688,025

Shares issued on reinvest-

281,199

6,883,604

ment of distributions

243,320

6,249,652

Shares redeemed

(556,848)      (14,021,992)

(745,224)

(17,294,313)

Net Increase

409,057       $10,489,363

294,394

$7,277,316

FAM Small Cap Fund

Shares sold

1,657,490       $24,023,657

1,321,237

$17,589,875

Shares issued on reinvest-

ment of distributions

76,153

1,168,953

130,894

1,934,620

Shares redeemed

(256,337)

(3,709,168)

(90,209)

(1,209,025)

Net Increase

1,477,306

$21,483,442

1,361,922

$18,315,470

FAM Funds - Notes to Financial Statements

Note 5.  Investment Transactions

During the year ended December 31, 2014, purchases and sales of investment securities,

other than short-term obligations were:

Purchases

Sales

FAM Value Fund

$53,920,293

$108,701,334

FAM Equity-Income Fund

$24,007,126

$     15,365,872

FAM Small Cap Fund

$28,172,174

$       6,865,292

The cost of securities for federal income tax purposes is the same as shown in the state-

ment of investments.

Note 6.  Income Taxes and Distributions to Shareholders

The components of accumulated income/(losses) on a tax basis at December 31, 2014 (the

Funds’ most recent tax year end) were as follows:

Undistributed

Undistributed

Ordinary

Long-Term

Unrealized

Income

Gain

Appreciation

FAM Value Fund

—

473

$602,596,384

FAM Equity-Income Fund

—

—

$  61,346,388

FAM Small Cap Fund

—

—

$   11,950,696

The primary reason for the difference between the amounts of accumulated earnings re-

ported on a tax basis and the amounts recorded on the statement of assets and liabilities is the treatment of short term capital gains as net investment income for tax purposes.

The aggregate gross unrealized appreciation and depreciation of portfolio securities at

December 31, 2014, based on cost for federal income tax purposes, was as follows:

FAM Value Fund

Unrealized appreciation

$603,151,279

Unrealized depreciation

(554,895)

Net unrealized appreciation

$602,596,384

FAM Equity-Income Fund

Unrealized appreciation

$   64,719,200

Unrealized depreciation

(3,372,812)

Net unrealized appreciation

$   61,346,388

FAM Funds - Notes to Financial Statements

FAM Small Cap Fund

Unrealized appreciation

$   14,880,913

Unrealized depreciation

(2,930,217)

Net unrealized appreciation

$     11,950,696

The tax composition of dividends and distributions paid to shareholders for the years ended December 31, 2014 and 2013:

2014

2013

FAM Value Fund

Ordinary income

—

—

Long-term capital gain

$50,506,137

$45,959,785

Return of capital

—

187,016

$50,506,137

$46,146,801

FAM Equity-Income Fund

Ordinary income

$  1,157,486

$   2,028,069

Long-term capital gain

5,232,174

4,786,520

Return of capital

876,582

366,030

$7,266,242

$   7,180,619

FAM Small Cap Fund

Ordinary income

$    454,776

$       563,219

Long-term capital gain

333,960

1,383,137

Return of capital

388,333

9,210

$1,177,069

$   1,955,566

FAM Funds - Notes to Financial Statements

Permanent book and tax differences, primarily attributable to net investment losses,

resulted in the following reclassification for the year ended December 31, 2014:

Undistributed

Accumulated Net

Net Investment

Realized Gain on

Paid in Capital

Income

Investments

FAM Value Fund

(2,317,895)

2,317,895

—

FAM Equity-Income Fund

—

—

—

FAM Small Cap Fund

(1)

49,373

(49,372)

These reclassifications had no impact on the net assets or net asset values per share of the

FAM Value Fund.

Note 7.  Line of Credit

The FAM Value Fund, Equity-Income Fund, and Small Cap Fund each has a line of credit up to 33 1/3% of its net assets with a maximum of $125,000,000, $20,000,000, and

$3,000,000, respectively.

Borrowings under the agreement bear interest at the prime rate as announced by the lending bank.  The line of credit is available until December 1, 2015, when any advances are to be repaid.  During the year ended December 31, 2014, no amounts were drawn from the available lines.

Note 8.  Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications.  The Funds’

maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred.  However, based on the experience of the Advisor, the Funds expect the risk of loss to be remote.

Note 9.  Subsequent Events

Management has evaluated subsequent events through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FAM Funds - Notes to Financial Statements

Note 10.  Financial Highlights

FAM Value Fund

Years Ended December 31,

Per share information

(For a share outstanding throughout each

2014

2013

2012

2011

2010

year)

Net asset value, beginning of year

$61.81

$48.88

$45.15

$45.34

$39.32

Income/Loss from investment operations:

Net investment income/(loss)†

(0.16)

(0.18)

0.06

(0.04)

0.09

Net realized and unrealized

gain/(loss) on investments

8.47

16.28

5.07

(0.15)

6.61

Total from investment operations

8.31

16.10

5.13

(0.19)

6.70

Less distributions:

Dividends from net investment income

—

—

(0.07)

—*

(0.09)

Distributions from net realized gains

(3.54)

(3.16)

(1.32)

—*

(0.59)

Return of capital

—

(0.01)

(0.01)

—

—

Total distributions

(3.54)

(3.17)

(1.40)

—*

(0.68)

Change in net asset value for the year

4.77

12.93

3.73

(0.19)

6.02

Net asset value, end of year

$66.58

$61.81

$48.88

$45.15

$45.34

Total Return

13.41%

32.96%

11.39%

(0.41)%

17.02%

Ratios/supplemental data

Net assets, end of year(000)

$995,235

$941,765

$731,983

$698,546       $737,211

Ratios to average net assets of:

Expenses

1.18%

1.19%

1.21%

1.22%

1.23%

Net investment income/(loss)

(0.25)%

(0.24)%

0.13%

(0.10)%

0.21%

Portfolio turnover rate

6.08%

8.38%

4.41%

7.78%

5.08%

†Based on average shares outstanding.

*Per share amount is less than $0.005.

FAM Funds - Notes to Financial Statements

Note 10.  Financial Highlights

FAM Equity-Income Fund

Years Ended December 31,

Per share information

(For a share outstanding throughout each

2014

2013

2012

2011

2010

year)

Net asset value, beginning of year

$24.77

$20.08

$19.39

$18.43

$16.02

Income/Loss from investment operations:

Net investment income†

0.19

0.17

0.24

0.29

0.36

Net realized and unrealized

gain on investments

1.75

5.79

1.88

0.95

2.41

Total from investment operations

1.94

5.96

2.12

1.24

2.77

Less distributions:

Dividends from net investment income

(0.19)

(0.18)

(0.26)

(0.28)

(0.36)

Distributions from net realized gains

(0.85)

(1.03)

(1.14)

—

—

Return of capital

(0.14)

(0.06)

(0.03)

—

—

Total distributions

(1.18)

(1.27)

(1.43)

(0.28)

(0.36)

Change in net asset value for the year

0.76

4.69

0.69

0.96

2.41

Net asset value, end of year

$25.53

$24.77

$20.08

$19.39

$18.43

Total Return

7.85%

29.79%

11.02%

6.79%

17.47%

Ratios/supplemental data

Net assets, end of year (000)

$161,521

$146,568

$112,940

$125,832

$85,824

Ratios to average net assets of:

Before waivers:

Expenses

1.26%

1.29%

1.31%

1.40%

1.41%

Net investment income

0.76%

0.71%

1.17%

1.57%

2.10%

After waivers:

Expenses

1.26%

1.29%

1.31%

1.40%

1.40%

Net investment income

0.76%

0.71%

1.17%

1.57%

2.11%

Portfolio turnover rate

10.73%

10.33%

43.0%

17.96%

13.38%

† Based on average shares outstanding.

FAM Funds - Notes to Financial Statements

Note 10.  Financial Highlights

FAM Small Cap Fund

For the Period

Ended December 31,

Per share information

2014

2013

2012*

(For a share outstanding throughout each period)

Net asset value, beginning of period

$14.77

$11.03

$10.00

Income/Loss from investment operations:

Net investment income/(loss)†

(0.01)

0.04

(0.04)

Net realized and unrealized gain on investments

0.83

4.43

1.07

Total from investment operations

0.82

4.47

1.03

Less distributions:

Dividends from net investment income

—

(0.03)

—

Distributions from net realized gains

(0.18)

(0.70)

—

Return of capital

(0.09)

(0.00)(a)

—

Total distributions

(0.27)

(0.73)

—

Change in net asset value for the period

0.55

3.74

1.03

Net asset value, end of period

$15.32

$14.77

$11.03

Total Return

5.58%

40.49%

10.30%**

Ratios/supplemental data

Net assets, end of period (000)

$66,905

$42,674

$16,841

Ratios to average net assets of:

Before waivers:

Expenses

1.42%

1.57%

2.79%***

Net investment income/(loss)

(0.09)%

0.05%

(1.89)%***

After waivers:

Expenses

1.42%

1.35%

1.46%***

Net investment income/(loss)

(0.09)%

0.27%

(0.56)%***

Portfolio turnover rate

13.40%

19.65%

7.59%**

† Based on average shares outstanding.

* Small Cap Fund inception 3/1/12

** Not Annualized

*** Annualized

(a)Amount is less than $0.01 per share.

FAM Funds — Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Fenimore Asset Management Trust

and the Shareholders of FAM Value Fund, FAM Equity-Income Fund and FAM Small

Cap Fund

We have audited the accompanying statements of assets and liabilities of the FAM Value

Fund, FAM Equity-Income Fund and FAM Small Cap Fund (the “Funds”), each a series of shares of beneficial interest in the Fenimore Asset Management Trust, including the statements of investments, as of December 31, 2014, and the related statements of opera-

tions for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years

or period  presented in the five-year period then ended.   These financial statements and

financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Ac-

counting Oversight Board (United States).  Those standards require that we plan and per-

form the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examin-

ing, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December

31, 2014 by correspondence with the custodian and brokers. An audit also includes as-

sessing the accounting principles used and significant estimates made by management,

as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above pres-

ent fairly, in all material respects, the financial position of the FAM Value Fund, FAM

Equity-Income Fund and FAM Small Cap Fund as of December 31, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years or period presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 18, 2015

FAM Funds (Unaudited)

Board  Consideration  of  the  Continuation  of  the  Investment  Advisory  Agreements  for

the Funds

In accordance with the Investment Company Act of 1940, the Board of Trustees of the

Funds is required, on an annual basis, to consider the continuation of each of the Invest-

ment Advisory Agreements (the “Agreements”) between the Funds and the Advisor, and this must take place at an in-person meeting of the Board. The relevant provisions of the

Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreements, and it is the duty of the

Advisor to furnish the Trustees with such information that is responsive to their request.

Accordingly, in determining whether to renew each of the separate Agreements between the Value Fund, the Equity-Income Fund, and the Small Cap Fund with the Advisor, the

Board of Trustees requested, and the Advisor provided, information and data relevant to the Board’s consideration. This included materials prepared by the Advisor and materials prepared by an independent mutual fund industry consulting firm that produced mate-

rials specifically for the Board that provided them with information regarding the invest-

ment performance of the Funds and information regarding the fees and expenses of the

Funds, compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Advisor that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their opera-

tions.

The Board engaged in a thorough review process in order to determine whether to con-

tinue each of the Agreements with the Advisor. After receiving the materials that they had requested to assist them with their review, the Board had a preliminary meeting by conference call on November 5, 2014, with representatives of the Advisor in order to discuss the proposed continuation of the Agreements and to review the materials that had been presented. The Board then requested certain additional information which the

Advisor provided and the Board also met separately on November 12, 2014, and then with representatives of the Advisor again on November 13, 2014, prior to their required in-

person meeting in order to further consider and discuss the proposed continuation of the

Agreements.

The Board then met to consider the continuation of the Agreements at an in-person meeting of the Board held on November 13, 2014.  Among the factors the Board consid-

ered was: (i) the overall performance of each of the Value Fund and the Equity-Income

Fund relative to the performance of other similar mutual funds on a long-term basis (five years and longer) and over shorter time periods (less than five years); and (ii) the overall performance of the Small Cap Fund since its inception on March 1, 2012. In connection with its review of the performance results achieved for the Funds, the Board discussed

FAM Funds (Unaudited)

with management the fact that the Advisor maintains a particular focus on long-term investment performance results and they reviewed the reasons why this may, from time to time, cause the longer-term performance results and the shorter-term performance results to under-perform when compared to other funds for similar time periods.  In connection with this, the Board took note of management’s stated position that achiev-

ing favorable long-term investment results is a primary objective of the firm.  The Board also considered and discussed with the Advisor their focus on “value investing” which may result in short-term performance that lags the performance results achieved by other managers, especially those managers that emphasize other types of investment strategies, such as “growth investing”.  The Board also took into consideration the Advi-

sor’s stated objective of attaining investment results with less risk and less volatility than other funds.  The Board determined that it has been beneficial to shareholders that the

Advisor has continued to invest on behalf of the Funds in a manner that is consistent with its long-term investment objectives due to the fact that the Advisor has been able to achieve favorable long-term performance results for the Value Fund and the Equity-

Income Fund, and, when performance is adjusted for risk, it shows even more favorable results.

The Board also took note of: (i) the long-term relationship between the Advisor and both the Value Fund and the Equity-Income Fund and the efforts that have been undertaken by the Advisor to foster the growth and development of these two Funds since the incep-

tion of each of the Funds, and (ii) with respect to the Small Cap Fund, the efforts that the

Advisor has undertaken to also foster the growth and development of that Fund since its inception on March 1, 2012.  In connection with these matters, the Board took note of the fact that Thomas Putnam, the Chairman and founder of the Advisor and the co-manager of each of the Funds, has been advising each of the Funds since their inception, during which time each of the Funds have experienced favorable long-term investment results on a comparative basis.  The Board also noted that the Advisor has continued to retain and develop additional portfolio managers and investment analysts to work with Mr.

Putnam in an effort to provide for the continued long-term management and oversight of the Funds and their portfolios.

In addition, the Board compared expenses of each Fund to the expenses of other mutual funds of similar size and investment objective.  They also noted the range of investment advisory and administrative services provided by the Advisor and its affiliates to the

Funds and the level and quality of these services, and in particular, they considered the quality of the personnel providing these services noting that they were of a high caliber.

The Board considered that the Funds receive administrative and accounting services from an affiliate of the Advisor, FAM Shareholder Services, Inc. (“FSS”), and the Board

reviewed the fees paid to FSS and the services provided to the Funds and their share-

holders by FSS during the past year and determined that the fees were fair and reason-

FAM Funds (Unaudited)

able and that the services provided are useful and beneficial to the ongoing operations of the Funds given that the services provided by FSS are separate and distinct services apart from the investment advisory services provided to the Funds by the Advisor. The

Board also considered that the Funds are distributed by an affiliate of the Advisor, Feni-

more Securities, Inc., (“FSI”), and the Board reviewed the distribution-related services provided by FSI and they determined that the distribution services provided by FSI are useful and beneficial to the ongoing operations of the Funds. The Board also reviewed financial information concerning the Advisor and its affiliates relating to the operation of the Funds, noting the overall profitability of the relationship with the Funds to the

Advisor and the financial soundness of the Advisor and its affiliates as demonstrated by the financial information provided. The Board also took note of the fact that the Advisor bears the distribution costs associated with the Funds’ participation in various “mutual fund supermarket” programs out of its own resources, noting that this is beneficial to the

Funds because it allows them to be held by a wide array of shareholders in a convenient manner. The Board also considered the extent to which the Advisor uses its own resourc-

es to support sales and marketing efforts on behalf of the Funds. In reviewing the profit-

ability of the Advisor relating to its management of the Funds, the Board reviewed the level of profitability taking into consideration these various marketing expenses that are borne directly by the Advisor and they considered the level of profitability both before and after the impact of these marketing costs.

The Board reviewed the Advisor’s brokerage practices and best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.  In con-

nection with this review, the Board considered the fact that while the Advisor does not have any express arrangements in place with respect to “soft dollar” arrangements with brokers or other similar parties relating to the direct use of Fund brokerage commissions to obtain research or execution services, the Advisor does receive research services from certain broker-dealers with which it executes securities transactions on behalf of the

Funds which is done in a manner that is consistent with the provisions of Section 28(e)

of the Securities Exchange Act of 1934. With respect to the Advisor’s brokerage practices,

the Board also took into consideration the fact that the Advisor has maintained low port-

folio turnover rates for the Funds that are substantially lower than industry averages for equity-type funds, which the Board determined is beneficial to shareholders due to the reduced brokerage expenses that are attributable to low portfolio turnover rates.

The Board also considered information regarding the fees that the Advisor charges other clients, including privately managed accounts and a privately offered investment fund,

for investment advisory services that are similar to the advisory services provided to the

Funds and noted that the Funds’ fees were reasonable when compared to the relevant circumstances of the types of accounts involved and the services provided and the differ-

ent types of additional services that are required in connection with the management of regulated investment companies such as the Funds.

FAM Funds (Unaudited)

In connection with the Board’s consideration of the ways in which economies of scale are reflected with respect to the Agreements, the Board took note of the fact that the Advi-

sor has maintained voluntary expense limitation arrangements with the Funds pursu-

ant to which the investment advisory fees payable to the Advisor by each of the Funds is reduced on assets in excess of $1 billion from the stated contractual rate of 1.00% of the average daily net assets of each respective Fund to 0.95% of the average daily net assets of those assets in each Fund in excess of $1 billion, and it was further noted by the Board that the Advisor had agreed to extend the term of the voluntary expense limitation agree-

ments for the one-year period from January 1, 2015 through December 31, 2015. This voluntary limitation on the amount of the investment advisory fees payable under the

Agreements is in addition to the contractual arrangement in place with respect to each of the Funds pursuant to which the Advisor has previously agreed to limit the total operat-

ing expenses of each of the Funds and is reviewed by the Board each year in connection with the further continuation of the Agreements. The Board discussed with the Advisor the nature and extent of the current expense limitation arrangements that are applicable to the Funds and it was determined that it was advisable to continue to maintain these expense limitation arrangements at their current levels.

In reaching their conclusion with respect to the continuation of the Agreements, the

Trustees did not identify any one single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision making process. The

Board did, however, identify the overall favorable long-term investment performance of each of the Value Fund and the Equity-Income Fund, and the performance of the Small

Cap Fund since its inception, as well as the commitment of the Advisor to the successful operation of each of the Funds, and the level of expenses of the Funds, in addition to the

Advisor’s willingness to enter into agreements to reduce the overall operating expenses of the Funds and the investment advisory fees payable by the Funds, as being important elements of their consideration.  Based upon their review and consideration of these fac-

tors and other matters deemed relevant by the Board in reaching an informed business judgment, the Board of Trustees, including all of the Independent Trustees, unanimously concluded that the terms of the Investment Advisory Agreements are fair and reasonable and the Board voted to renew the Agreements for an additional one-year period, subject to the applicable limitations on the total operating expenses of the Funds and the invest-

ment advisory fees payable by the Funds as considered and approved at the meeting.

FAM Funds — Information About Trustees and Officers (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of

Trustees.  Information pertaining to the Trustees and Officers of the Funds is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon requst by calling the Fund at 1-800-932-3271.

Independent Trustees**

Position(s)

Number of

Other

Held With

Principal

Portfolios in

Directorships

Name, Address, and

Fund and

Occupation(s)

Fund Complex*     Held by Trustee

Age

Length of

During Past

Overseen by

During Past

Time Served†

5 Years

Trustee

5 Years

Fred “Chico” Lager

Trustee since     Business Consultant;

3

None

384 North Grand St.

1996

Retired President and

Cobleskill, NY 12043

Chief Executive Officer

Age:  60

of Ben & Jerry’s Home-

made, Inc.

John J. McCormack, Jr.     Trustee since     Retired Group President,

3

None

384 North Grand St.

2004; Chair-      TIAA-Cref

Cobleskill, NY 12043

man since

Enterprises

Age:  70

2007

Barbara V. Weidlich

Trustee since     Retired President,

3

None

384 North Grand St.

2004

National Investment

Cobleskill, NY 12043

Company Service

Age:  70

Association

Kevin J. McCoy, CPA

Trustee since     Principal, Marvin and

3

None

384 North Grand St.

2007

Company, P.C.,

Cobleskill, NY 12043

certified public

Age:  62

accounting firm

Paul A. Keller, CPA

Retired Assurance

384 North Grand St.

Trustee since     Partner, Pricewater-

Cobleskill, NY 12043

2010

houseCoopers, LLP

3

None

Age:  60

Investment Manage-

ment Services Group

Donald J. Boteler

Trustee since     Retired Vice President of

3

Parnasus Funds

384 North Grand St.

2012

Operations & Continuing

and Parnasus

Cobleskill, NY 12043

Education,Investment

Income Funds

Age:  66

Company Institute

FAM Funds — Information About Trustees and Officers (Unaudited)

Independent Trustees and Officers***

Position(s)

Number of

Other

Held With Fund    Principal

Portfolios in

Directorships

Name, Address, and       and Length of

Occupation(s)

Fund Complex*    Held by Trustee

Age

Time Served†

During Past

Overseen by

During Past

5 Years

Trustee

5 Years

Thomas O. Putnam****     President since      Chairman, Fenimore

3

None

384 North Grand St.

1986; Chairman    Asset Management, Inc.

Cobleskill, NY  12043

from 1986-

Age:  70

November

2004

Joseph A. Bucci

Secretary and

Chief Financial Officer,

N/A

N/A

384 North Grand St.      Treasurer since     Fenimore Asset

Cobleskill, NY  12043     2000

Management, Inc.

Age:  61

Charles Richter, Esq.     Chief Compliance      March 2005 to Present,

N/A

N/A

384 North Grand St.      Officer and

Chief Compliance

Cobleskill, NY  12043     Anti-Money

Officer, Fenimore Asset

Age:  58

Laundering

Management Trust.

Compliance

November 2004 to

Officer since

Present, Chief Compliance

2005

Officer, Fenimore Asset

Management, Inc.,

Fenimore Securities, Inc.

†Trustees serve until their successors are elected and qualified, or until the Trustee dies, resigns or is removed, or becomes incapacitated.

*”Fund Complex” includes the three series of the Trust, FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund.

**The “Independent Trustees” are those Trustees that are not considered “interested persons” of the Trust, as that term is defined in the 1940 Act.

***Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment advisor, is considered an “interested person” of the Trust.

****Mr. Putnam was Chairman of the Board through October 2004.

FAM Funds — Supplemental Information (Unaudited)

Statement Regarding Availability of Proxy Voting Policies and Procedures.

Please note that a description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling

FAM Funds at 1-800-932-3271; (ii) and on the Securities and Exchange Commission’s website at

http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record.

Please note that information regarding how the Funds voted proxies relating to portfolio se-

curities during the most recent 12-month period ended June 30 is available (i) without charge,

upon request, by calling FAM Funds at 1-800-932-3271; or on the FAM Funds’ Website at

http://famfunds.com (ii) and on the Securities and Exchange Commission’s website at

http://www.sec.gov.

SPECIAL SPECIAL 2014 TAX INFORMATION FOR FAM FUNDS

This information for the fiscal year ended December 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The  Value  Fund  distributed  $50,506,137,  or  the  maximum  amount  available,  as  capital  gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

The Equity-Income Fund distributed $5,232,174, or the maximum amount available, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

The Small Cap Fund distributed $788,736, or the maximum amount available, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For  Equity-Income  Fund  taxable  non-corporate  shareholders,  56.6%  of  the  Fund’s  income represents qualified dividend income subject to the 20% rate category.

For Small Cap Fund taxable non-corporate shareholders, 0.0% of the Fund’s income represents qualified dividend income subject to the 20% rate category.

For Equity-Income Fund corporate shareholders, 56.6% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

For Small Cap Fund corporate shareholders, 0.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

See Notes to Financial Statements

Investment Advisor

Fenimore Asset

Management, Inc.

Cobleskill, NY

Custodian

U.S. Bank, N.A.

Cincinnati, OH

Independent Registered

Public Accounting Firm

BBD, LLP

Philadelphia, PA

Trustees

Donald J. Boteler

Paul Keller, CPA

Fred “Chico” Lager

John J. McCormack, Jr.,

Independent Chairman

Kevin J. McCoy, CPA

Thomas O. Putnam

Barbara V. Weidlich

Legal Counsel

Dechert, LLP

Washington, DC

Shareholder Servicing Agent

FAM Shareholder Services, Inc.

Cobleskill, NY

Distributor

Fenimore Securities, Inc.

Cobleskill, NY

384 North Grand Street

PO Box 399

Cobleskill, New York

12043-0399

(800) 932-3271

www.famfunds.com

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has undertaken in this report filed on Form

N-CSR to provide to any person without charge, upon request by calling 1-(800) 932-3271, a copy of such code of ethics. During 2014, there were no amendments to the Code of Ethics or Waivers from the Code of Ethics.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Fred Lager, Paul A. Keller, Donald J.

Boteler and Kevin J. McCoy are each an "audit committee financial expert" and are

"independent", as these terms are defined in this Item 3.

Item 4.  Principal Accountant Fees and Services.

(a)  Audit Fees 2014 - $86,500. ; Audit Fees 2013 - $84,500

(b)  Audit-Related Fees - None.

(c)  Tax Fees 2014 - $12,500.; Tax Fees 2013 - $12,500.; Tax Preparation

Expenses

(d)  All Other Fees –2014 – None; 2013 - None-

(e)(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by BBD, LLP  must be pre-approved by the audit committee. All services performed during 2014 and 2013 were pre-approved by the committee.

(e)(2)  100 percent of any Fees for services described in each of paragraphs (b) through (d) of this item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-

01 of Regulation S-X.

(f)  Not applicable.

(g)  The aggregate fees paid to BBD, LLP  for professional services to Registrant's affiliated broker-dealer for 2014 were $6,000., and 2013 were $6,000., respectively. The aggregate fees paid to BBD, LLP for professional services to Registrant's affiliated

Private Offering-Limited Liability Company for 2014 were $18,000 and for 2013 were

$18,000 respectively.

(h)  Not applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

This Schedule of Investments in securities of unaffiliated issuers is included as part of the Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for

Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management

Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule

30a-3(c)) under the Investment Company Act of 1940, as amended (the "Act") are effective based on their evaluation of these controls and procedures as of a date within

90 days of the filing date of this document.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is easonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17

CFR 270.30a-2) in the exact form set forth below:

(Attached hereto).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Fenimore Asset Management Trust

By (Signature and Title)*

/s/ Thomas O. Putnam

---------------------------

Thomas O. Putnam, President

Date   February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Thomas O. Putnam

---------------------------

Thomas O. Putnam, President

Date   February 23, 2015

By (Signature and Title)*

/s/ Joseph A. Bucci

--------------------------

Joseph A. Bucci, Treasurer

Date   February 23, 2015

* Print the name and title of each signing officer under his or her signature.